UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

1(a):

Semiannual Report
February 28, 2021
MFS®  Blended Research®  Emerging Markets
Equity Fund
BRK-SEM

MFS® Blended Research® Emerging Markets
Equity Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.5%
Tencent Holdings Ltd.	6.8%
Samsung Electronics Co. Ltd.	5.4%
Alibaba Group Holding Ltd., ADR	4.5%
Infosys Ltd.	1.9%
China Construction Bank	1.9%
Meituan, “B”	1.7%
JD.com, Inc., ADR	1.7%
NetEase.com, Inc., ADR	1.4%
Sberbank of Russia PJSC, ADR	1.4%
GICS equity sectors (g)
Information Technology	21.4%
Consumer Discretionary	17.7%
Financials	16.9%
Communication Services	12.4%
Materials	7.0%
Consumer Staples	5.8%
Industrials	4.7%
Energy	4.7%
Health Care	3.5%
Real Estate	2.6%
Utilities	1.3%
Issuer country weightings (x)
China	38.6%
Taiwan	14.4%
South Korea	13.5%
India	8.4%
Russia	3.8%
Brazil	3.7%
South Africa	3.6%
Mexico	2.6%
United States	2.5%
Other Countries	8.9%
Currency exposure weightings (y)
Hong Kong Dollar	33.9%
Taiwan Dollar	14.4%
South Korean Won	13.5%
Indian Rupee	8.2%
United States Dollar	4.3%
Chinese Renminbi	4.1%
Russian Ruble	3.8%
Brazilian Real	3.7%
South African Rand	3.6%
Other Currencies	10.5%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	1.24%	$1,000.00	$1,219.67	$6.82
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
B	Actual	1.99%	$1,000.00	$1,214.94	$10.93
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
C	Actual	1.99%	$1,000.00	$1,214.94	$10.93
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
I	Actual	0.99%	$1,000.00	$1,221.33	$5.45
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R1	Actual	1.99%	$1,000.00	$1,214.90	$10.93
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
R2	Actual	1.49%	$1,000.00	$1,218.16	$8.19
	Hypothetical (h)	1.49%	$1,000.00	$1,017.41	$7.45
R3	Actual	1.24%	$1,000.00	$1,219.86	$6.83
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R4	Actual	0.99%	$1,000.00	$1,221.35	$5.45
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R6	Actual	0.90%	$1,000.00	$1,222.01	$4.96
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Alcoholic Beverages – 0.8%
China Resources Beer Holdings Co. Ltd.	32,000	$ 242,413
Jiangsu Yanghe Brewery JSC Ltd.	3,200	93,622
Thai Beverage PLC	163,300	89,655
		$425,690
Apparel Manufacturers – 1.4%
Bosideng International Holdings Ltd.	224,000	$ 94,658
Shenzhou International Group Holdings Ltd.	29,800	624,713
		$719,371
Automotive – 4.0%
BAIC Motor Corp. Ltd., “H”	241,000	$ 86,377
Great Wall Motor Co. Ltd.	32,000	92,737
Hero MotoCorp Ltd.	10,935	478,481
Kia Motors Corp.	4,105	290,108
Mahindra & Mahindra Ltd.	10,138	112,459
Maruti Suzuki India Ltd.	1,021	95,540
Sinotruk Hong Kong Ltd.	73,500	234,531
Yadea Group Holdings Ltd.	42,000	91,403
Zhengzhou Yutong Bus Co. Ltd., “A”	146,990	345,404
Zhongsheng Group Holdings Ltd.	34,500	213,142
		$2,040,182
Biotechnology – 0.9%
Hugel, Inc. (a)	1,091	$ 167,024
Seegene, Inc.	1,004	111,258
WuXi Biologics (Cayman), Inc. (a)	13,500	167,174
		$445,456
Brokerage & Asset Managers – 0.9%
B3 Brasil Bolsa Balcao S.A.	22,100	$ 214,130
Moscow Exchange MICEX-RTS PJSC	99,240	230,256
		$444,386
Business Services – 2.1%
HCL Technologies Ltd.	9,040	$ 112,705
Infosys Ltd.	57,775	979,834
		$1,092,539
Computer Software – 0.6%
Kingsoft Corp.	45,000	$ 316,907
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.5%
EPAM Systems, Inc. (a)	595	$ 222,298
Hon Hai Precision Industry Co. Ltd.	140,000	564,711
Samsung Electronics Co. Ltd.	37,893	2,778,935
Wistron Corp.	223,000	256,207
		$3,822,151
Conglomerates – 0.2%
CITIC Pacific Ltd.	122,000	$ 103,198
Construction – 2.0%
Anhui Conch Cement Co. Ltd.	51,000	$ 328,101
CEMEX S.A.B. de C.V. (a)	328,173	218,667
LG Electronics, Inc.	3,520	457,556
		$1,004,324
Consumer Services – 1.5%
Localiza Rent a Car S.A.	8,000	$ 82,795
MakeMyTrip Ltd. (a)	3,340	112,057
Naspers Ltd.	2,445	568,457
		$763,309
Electronics – 10.5%
E Ink Holdings, Inc.	181,000	$ 329,180
MediaTek, Inc.	9,000	290,819
Silicon Motion Technology Corp., ADR	8,288	492,639
Taiwan Semiconductor Manufacturing Co. Ltd.	177,000	3,867,717
United Microelectronics Corp.	210,000	411,200
		$5,391,555
Energy - Independent – 1.6%
China Shenhua Energy Co. Ltd.	237,000	$ 450,384
Hindustan Petroleum Corp. Ltd.	58,035	190,869
Reliance Industries Ltd.	7,041	198,928
Reliance Industries Ltd.	431	7,073
		$847,254
Energy - Integrated – 2.8%
China Petroleum & Chemical Corp.	1,242,000	$ 685,121
LUKOIL PJSC, ADR	7,731	573,640
PetroChina Co. Ltd.	572,000	203,699
		$1,462,460
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.7%
Abdullah Al Othaim Markets Co.	2,634	$ 86,384
CJ CheilJedang Corp.	723	261,593
Gruma S.A.B. de C.V.	19,607	213,699
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	41,864	280,087
Muyuan Foodstuff Co. Ltd.	12,240	216,477
Tata Consumer Products Ltd.	26,542	219,180
Wens Foodstuff Group Co. Ltd., “A”	30,520	85,843
		$1,363,263
Food & Drug Stores – 0.5%
Cia Brasileira de Distribuicao	7,800	$ 115,520
Magnit PJSC, GDR	11,508	156,164
		$271,684
Gaming & Lodging – 0.4%
Genting Berhad	200,900	$ 228,820
General Merchandise – 1.3%
Bim Birlesik Magazalar A.S.	24,328	$ 216,525
Walmart de Mexico S.A.B. de C.V.	164,806	470,132
		$686,657
Insurance – 3.7%
AIA Group Ltd.	21,400	$ 267,760
China Pacific Insurance Co. Ltd.	118,200	542,250
PICC Property & Casualty Co. Ltd.	280,000	211,901
Ping An Insurance Co. of China Ltd., “H”	36,000	442,316
Samsung Fire & Marine Insurance Co. Ltd.	2,740	421,914
		$1,886,141
Internet – 14.2%
Alibaba Group Holding Ltd., ADR (a)	9,759	$ 2,320,300
NAVER Corp.	1,926	642,857
NetEase.com, Inc., ADR	6,671	732,810
PChome Online, Inc.	26,000	76,826
Tencent Holdings Ltd.	41,000	3,501,924
		$7,274,717
Leisure & Toys – 0.3%
NCsoft Corp.	170	$ 141,364
Machinery & Tools – 0.6%
Sany Heavy Industry Co. Ltd., “A”	46,300	$ 294,643
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.1%
ABSA Group Ltd.	58,877	$ 472,145
Bank of China Ltd.	990,000	347,169
China Construction Bank Corp.	1,211,000	972,678
Industrial & Commercial Bank of China, “H”	312,000	203,536
Nedbank Group Ltd.	12,684	109,503
		$2,105,031
Medical Equipment – 0.6%
Hartalega Holdings Berhad	30,200	$ 74,217
Supermax Corporation Berhad	40,060	47,658
Top Glove Corp.	128,300	165,218
		$287,093
Metals & Mining – 3.2%
African Rainbow Minerals Ltd.	5,390	$ 105,073
China Hongqiao Group Ltd.	132,000	163,714
Kumba Iron Ore Ltd.	7,518	322,457
MMC Norilsk Nickel PJSC, ADR	5,194	162,936
POSCO	1,572	393,875
Vale S.A.	29,200	492,485
		$1,640,540
Natural Gas - Pipeline – 0.2%
Petronet LNG Ltd.	28,905	$ 100,141
Network & Telecom – 0.4%
VTech Holdings Ltd.	26,400	$ 221,405
Other Banks & Diversified Financials – 7.8%
Banco Macro S.A., ADR (a)	5,411	$ 73,373
BNK Financial Group, Inc.	19,186	100,575
Chailease Holding Co.	61,000	377,137
E.Sun Financial Holding Co. Ltd.	499,782	453,635
Grupo Financiero Inbursa S.A. de C.V. (a)	143,238	129,127
Hacı Ömer Sabancı Holding A.S.	134,043	188,662
Hana Financial Group, Inc.	9,971	328,817
HDFC Bank Ltd., ADR (a)	6,317	499,927
KB Financial Group, Inc.	9,447	364,083
Kotak Mahindra Bank Ltd. (a)	4,100	99,028
Metropolitan Bank & Trust Co.	92,340	96,489
PT Bank Central Asia Tbk	39,000	91,886
Sberbank of Russia PJSC, ADR	49,158	712,791
Textainer Group Holdings Ltd. (a)	6,063	157,880
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Tisco Financial Group PLC	95,900	$ 302,323
		$3,975,733
Pharmaceuticals – 2.1%
Ajanta Pharma Ltd.	9,728	$ 230,769
China Medical System Holdings Ltd.	116,000	181,258
Divi's Laboratories Ltd. (a)	1,842	84,026
Gedeon Richter PLC	7,466	212,955
Genomma Lab Internacional S.A., “B” (a)	168,055	168,609
Kalbe Farma Tbk PT	901,300	93,042
Luye Pharma Group Ltd.	135,030	91,612
		$1,062,271
Precious Metals & Minerals – 0.2%
Sibanye-Stillwater Ltd.	26,106	$ 120,806
Railroad & Shipping – 1.9%
Adani Ports & Special Economic Zone Ltd.	52,548	$ 482,135
China Cosco Holdings (a)	202,000	224,489
Evergreen Marine Corp. (Taiwan) Ltd. (a)	188,000	257,669
		$964,293
Real Estate – 2.8%
Aldar Properties PJSC	404,590	$ 403,142
Country Garden Services Holdings Co. Ltd.	12,000	98,705
Kaisa Group Holdings Ltd.	239,000	123,681
KWG Living Group Holdings Ltd. (a)	27,000	32,269
Longfor Properties Co. Ltd.	99,000	587,124
Shimao Property Holdings Ltd.	62,500	206,555
		$1,451,476
Restaurants – 1.3%
Yum China Holdings, Inc.	10,758	$ 643,759
Specialty Chemicals – 2.9%
Asian Paints Ltd.	9,330	$ 291,549
Charoen Pokphand Foods Public Co. Ltd.	109,200	104,181
Kingboard Laminates Holdings Ltd.	62,000	105,832
Lotte Chemical Corp.	1,258	354,741
Orbia Advance Corp. S.A.B. de C.V.	51,743	120,670
PTT Global Chemical PLC	236,100	495,547
		$1,472,520
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.1%
Cencosud S.A.	54,630	$ 106,975
China MeiDong Auto Holdings Ltd.	26,000	99,524
China Tourism Group Duty Free Corp. Ltd.	4,700	224,021
JD.com, Inc., ADR (a)	9,234	866,795
Meituan, “B” (a)	20,100	886,878
Pinduoduo, Inc., ADR (a)	1,357	232,264
Vipshop Holdings Ltd., ADR (a)	5,143	191,937
		$2,608,394
Telecommunications - Wireless – 0.8%
Mobile TeleSystems PJSC, ADR	13,261	$ 109,005
MTN Group Ltd.	26,673	128,136
PLDT, Inc.	7,270	192,988
		$430,129
Telephone Services – 1.8%
Hellenic Telecommunications Organization S.A.	38,381	$ 589,972
KT Corp., ADR	9,587	108,237
PT Telekom Indonesia	921,000	225,723
		$923,932
Trucking – 0.3%
S.F. Holding Co. Ltd.	8,500	$ 138,105
Utilities - Electric Power – 1.3%
Energisa S.A.	39,600	$ 308,578
ENGIE Energía Brasil S.A.	45,965	337,507
		$646,085
Total Common Stocks (Identified Cost, $35,259,115)		$ 49,817,784
Preferred Stocks – 0.7%
Major Banks – 0.7%
Banco Bradesco S.A. (Identified Cost, $370,568)	91,593	$ 375,904
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.07% (v) (Identified Cost, $824,060)	824,060	$ 824,060
Other Assets, Less Liabilities – 0.4%		213,401
Net Assets – 100.0%		$ 51,231,149

(a)	Non-income producing security.
11

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $824,060 and $50,193,688, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Financial Statements
12

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $35,629,683)	$50,193,688
Investments in affiliated issuers, at value (identified cost, $824,060)	824,060
Foreign currency, at value (identified cost, $1,158)	1,158
Receivables for
Fund shares sold	296,731
Dividends	133,239
Receivable from investment adviser	23,546
Other assets	366
Total assets	$51,472,788
Liabilities
Payables for
Fund shares reacquired	$15,060
Payable to affiliates
Administrative services fee	194
Shareholder servicing costs	11,086
Distribution and service fees	333
Payable for independent Trustees' compensation	132
Deferred country tax expense payable	109,024
Accrued expenses and other liabilities	105,810
Total liabilities	$241,639
Net assets	$51,231,149
Net assets consist of
Paid-in capital	$39,140,776
Total distributable earnings (loss)	12,090,373
Net assets	$51,231,149
Shares of beneficial interest outstanding	3,277,736
13

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,915,525	507,334	$15.60
Class B	394,459	25,512	15.46
Class C	445,124	28,846	15.43
Class I	25,623,501	1,640,039	15.62
Class R1	86,114	5,561	15.49
Class R2	88,497	5,676	15.59
Class R3	105,490	6,751	15.63
Class R4	111,883	7,148	15.65
Class R6	16,460,556	1,050,869	15.66

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.55 [100 / 94.25 x $15.60]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
14

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$443,684
Other	4,915
Dividends from affiliated issuers	230
Foreign taxes withheld	(56,002)
Total investment income	$392,827
Expenses
Management fee	$173,893
Distribution and service fees	12,397
Shareholder servicing costs	18,307
Administrative services fee	8,715
Independent Trustees' compensation	879
Custodian fee	55,061
Shareholder communications	6,375
Audit and tax fees	39,005
Legal fees	165
Registration fees	61,698
Miscellaneous	14,741
Total expenses	$391,236
Reduction of expenses by investment adviser	(156,595)
Net expenses	$234,641
Net investment income (loss)	$158,186
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $94 country tax)	$1,297,927
Foreign currency	(4,228)
Net realized gain (loss)	$1,293,699
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $94,813 increase in deferred country tax)	$7,807,788
Translation of assets and liabilities in foreign currencies	(3,228)
Net unrealized gain (loss)	$7,804,560
Net realized and unrealized gain (loss)	$9,098,259
Change in net assets from operations	$9,256,445
See Notes to Financial Statements
15

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$158,186	$720,764
Net realized gain (loss)	1,293,699	(2,119,090)
Net unrealized gain (loss)	7,804,560	5,450,826
Change in net assets from operations	$9,256,445	$4,052,500
Total distributions to shareholders	$(745,103)	$(465,097)
Change in net assets from fund share transactions	$346,345	$18,110,671
Total change in net assets	$8,857,687	$21,698,074
Net assets
At beginning of period	42,373,462	20,675,388
At end of period	$51,231,149	$42,373,462
See Notes to Financial Statements
16

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$12.97	$12.12	$13.66	$14.37	$11.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.24	$0.25	$0.24	$0.28	$0.24
Net realized and unrealized gain (loss)	2.80	0.81	(1.20)	(0.32)	2.86	1.18
Total from investment operations	$2.83	$1.05	$(0.95)	$(0.08)	$3.14	$1.42
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.22)	$(0.16)	$(0.06)	$(0.04)
From net realized gain	—	—	(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.20)	$(0.20)	$(0.59)	$(0.63)	$(0.14)	$(0.05)
Net asset value, end of period (x)	$15.60	$12.97	$12.12	$13.66	$14.37	$11.37
Total return (%) (r)(s)(t)(x)	21.97(n)	8.63	(6.77)	(0.77)	28.01	14.33(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91(a)	2.39	2.95	2.94	3.23	6.30(a)
Expenses after expense reductions (f)	1.24(a)	1.24	1.24	1.23	1.23	1.24(a)
Net investment income (loss)	0.47(a)(l)	1.98	2.01	1.65	2.22	2.36(a)
Portfolio turnover	31(n)	63	64	58	92	64(n)
Net assets at end of period (000 omitted)	$7,916	$5,702	$5,174	$7,145	$4,982	$957
See Notes to Financial Statements
17

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$12.81	$11.99	$13.54	$14.27	$11.31	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.15	$0.21	$0.12	$0.12	$0.09
Net realized and unrealized gain (loss)	2.77	0.80	(1.25)	(0.30)	2.92	1.25
Total from investment operations	$2.75	$0.95	$(1.04)	$(0.18)	$3.04	$1.34
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.13)	$(0.14)	$(0.08)	$(0.00)(w)	$(0.02)
From net realized gain	—	—	(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.10)	$(0.13)	$(0.51)	$(0.55)	$(0.08)	$(0.03)
Net asset value, end of period (x)	$15.46	$12.81	$11.99	$13.54	$14.27	$11.31
Total return (%) (r)(s)(t)(x)	21.49(n)	7.88	(7.51)	(1.47)	27.09	13.46(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.67(a)	3.19	3.70	3.67	4.04	7.64(a)
Expenses after expense reductions (f)	1.99(a)	1.99	1.99	1.98	1.99	1.98(a)
Net investment income (loss)	(0.29)(a)(l)	1.22	1.63	0.79	0.97	0.93(a)
Portfolio turnover	31(n)	63	64	58	92	64(n)
Net assets at end of period (000 omitted)	$394	$312	$391	$318	$213	$86
See Notes to Financial Statements
18

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$12.78	$11.95	$13.50	$14.23	$11.31	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.15	$0.16	$0.11	$0.14	$0.09
Net realized and unrealized gain (loss)	2.77	0.78	(1.19)	(0.29)	2.89	1.25
Total from investment operations	$2.75	$0.93	$(1.03)	$(0.18)	$3.03	$1.34
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.10)	$(0.15)	$(0.08)	$(0.03)	$(0.02)
From net realized gain	—	—	(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.10)	$(0.10)	$(0.52)	$(0.55)	$(0.11)	$(0.03)
Net asset value, end of period (x)	$15.43	$12.78	$11.95	$13.50	$14.23	$11.31
Total return (%) (r)(s)(t)(x)	21.59(n)	7.78	(7.51)	(1.48)	27.06	13.48(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.67(a)	3.19	3.70	3.64	4.02	7.63(a)
Expenses after expense reductions (f)	1.99(a)	1.99	1.99	1.99	1.99	1.98(a)
Net investment income (loss)	(0.30)(a)(l)	1.22	1.31	0.75	1.16	0.95(a)
Portfolio turnover	31(n)	63	64	58	92	64(n)
Net assets at end of period (000 omitted)	$445	$344	$420	$453	$438	$91
See Notes to Financial Statements
19

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$13.00	$12.16	$13.71	$14.41	$11.38	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.29	$0.29	$0.34	$0.28	$0.23
Net realized and unrealized gain (loss)	2.81	0.80	(1.22)	(0.39)	2.91	1.21
Total from investment operations	$2.86	$1.09	$(0.93)	$(0.05)	$3.19	$1.44
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.25)	$(0.25)	$(0.18)	$(0.08)	$(0.05)
From net realized gain	—	—	(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.24)	$(0.25)	$(0.62)	$(0.65)	$(0.16)	$(0.06)
Net asset value, end of period (x)	$15.62	$13.00	$12.16	$13.71	$14.41	$11.38
Total return (%) (r)(s)(t)(x)	22.13(n)	8.89	(6.55)	(0.55)	28.44	14.51(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.91	2.70	2.78	3.05	6.27(a)
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	0.99(a)
Net investment income (loss)	0.70(a)(l)	2.46	2.26	2.30	2.28	2.27(a)
Portfolio turnover	31(n)	63	64	58	92	64(n)
Net assets at end of period (000 omitted)	$25,624	$21,273	$1,811	$2,343	$669	$436
See Notes to Financial Statements
20

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$12.84	$12.01	$13.57	$14.27	$11.31	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.15	$0.17	$0.10	$0.11	$0.07
Net realized and unrealized gain (loss)	2.78	0.80	(1.20)	(0.28)	2.93	1.27
Total from investment operations	$2.76	$0.95	$(1.03)	$(0.18)	$3.04	$1.34
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.12)	$(0.16)	$(0.05)	$—	$(0.02)
From net realized gain	—	—	(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.11)	$(0.12)	$(0.53)	$(0.52)	$(0.08)	$(0.03)
Net asset value, end of period (x)	$15.49	$12.84	$12.01	$13.57	$14.27	$11.31
Total return (%) (r)(s)(t)(x)	21.57(n)	7.84	(7.47)	(1.49)	27.08	13.46(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.67(a)	3.14	3.70	3.64	4.06	7.86(a)
Expenses after expense reductions (f)	1.99(a)	1.99	1.99	1.99	1.99	1.97(a)
Net investment income (loss)	(0.30)(a)(l)	1.25	1.32	0.70	0.88	0.69(a)
Portfolio turnover	31(n)	63	64	58	92	64(n)
Net assets at end of period (000 omitted)	$86	$71	$66	$71	$72	$57
See Notes to Financial Statements
21

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$12.95	$12.11	$13.66	$14.36	$11.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.21	$0.23	$0.18	$0.17	$0.12
Net realized and unrealized gain (loss)	2.80	0.81	(1.20)	(0.30)	2.94	1.28
Total from investment operations	$2.81	$1.02	$(0.97)	$(0.12)	$3.11	$1.40
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.18)	$(0.21)	$(0.11)	$(0.02)	$(0.04)
From net realized gain	—	—	(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.17)	$(0.18)	$(0.58)	$(0.58)	$(0.10)	$(0.05)
Net asset value, end of period (x)	$15.59	$12.95	$12.11	$13.66	$14.36	$11.35
Total return (%) (r)(s)(t)(x)	21.82(n)	8.35	(6.97)	(1.03)	27.71	14.04(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.17(a)	2.64	3.20	3.14	3.56	7.36(a)
Expenses after expense reductions (f)	1.49(a)	1.49	1.49	1.49	1.49	1.47(a)
Net investment income (loss)	0.21(a)(l)	1.75	1.82	1.20	1.38	1.19(a)
Portfolio turnover	31(n)	63	64	58	92	64(n)
Net assets at end of period (000 omitted)	$88	$73	$67	$72	$73	$57
See Notes to Financial Statements
22

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$12.98	$12.14	$13.69	$14.39	$11.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.21	$0.24	$0.24	$0.20	$0.14
Net realized and unrealized gain (loss)	2.82	0.83	(1.19)	(0.32)	2.95	1.28
Total from investment operations	$2.85	$1.04	$(0.95)	$(0.08)	$3.15	$1.42
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.23)	$(0.15)	$(0.05)	$(0.04)
From net realized gain	—	—	(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.20)	$(0.20)	$(0.60)	$(0.62)	$(0.13)	$(0.05)
Net asset value, end of period (x)	$15.63	$12.98	$12.14	$13.69	$14.39	$11.37
Total return (%) (r)(s)(t)(x)	22.06(n)	8.52	(6.75)	(0.80)	28.05	14.32(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91(a)	2.43	2.95	2.94	3.31	7.11(a)
Expenses after expense reductions (f)	1.24(a)	1.24	1.24	1.24	1.24	1.22(a)
Net investment income (loss)	0.46(a)(l)	1.71	1.89	1.66	1.63	1.44(a)
Portfolio turnover	31(n)	63	64	58	92	64(n)
Net assets at end of period (000 omitted)	$105	$81	$71	$102	$73	$57
See Notes to Financial Statements
23

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$13.02	$12.17	$13.72	$14.41	$11.38	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.28	$0.30	$0.26	$0.23	$0.17
Net realized and unrealized gain (loss)	2.81	0.81	(1.23)	(0.30)	2.96	1.27
Total from investment operations	$2.86	$1.09	$(0.93)	$(0.04)	$3.19	$1.44
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.24)	$(0.25)	$(0.18)	$(0.08)	$(0.05)
From net realized gain	—	—	(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.23)	$(0.24)	$(0.62)	$(0.65)	$(0.16)	$(0.06)
Net asset value, end of period (x)	$15.65	$13.02	$12.17	$13.72	$14.41	$11.38
Total return (%) (r)(s)(t)(x)	22.14(n)	8.90	(6.55)	(0.50)	28.42	14.51(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	2.14	2.70	2.66	3.06	6.86(a)
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	0.97(a)
Net investment income (loss)	0.70(a)(l)	2.25	2.36	1.76	1.89	1.69(a)
Portfolio turnover	31(n)	63	64	58	92	64(n)
Net assets at end of period (000 omitted)	$112	$97	$85	$82	$74	$57
See Notes to Financial Statements
24

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$13.03	$12.19	$13.73	$14.42	$11.39	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.29	$0.31	$0.27	$0.24	$0.16
Net realized and unrealized gain (loss)	2.81	0.81	(1.22)	(0.30)	2.95	1.29
Total from investment operations	$2.87	$1.10	$(0.91)	$(0.03)	$3.19	$1.45
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.26)	$(0.26)	$(0.19)	$(0.08)	$(0.05)
From net realized gain	—	—	(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.24)	$(0.26)	$(0.63)	$(0.66)	$(0.16)	$(0.06)
Net asset value, end of period (x)	$15.66	$13.03	$12.19	$13.73	$14.42	$11.39
Total return (%) (r)(s)(t)(x)	22.20(n)	8.91	(6.40)	(0.42)	28.45	14.62(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57(a)	2.05	2.58	2.56	2.98	6.84(a)
Expenses after expense reductions (f)	0.90(a)	0.92	0.87	0.90	0.91	0.94(a)
Net investment income (loss)	0.80(a)(l)	2.36	2.44	1.81	1.97	1.59(a)
Portfolio turnover	31(n)	63	64	58	92	64(n)
Net assets at end of period (000 omitted)	$16,461	$14,422	$12,590	$13,322	$12,127	$12,031

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
25

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
26

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or
27

Notes to Financial Statements (unaudited) - continued
published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$15,038,356	$4,743,566	$—	$19,781,922
Taiwan	825,672	6,552,068	—	7,377,740
South Korea	2,725,683	4,197,253	—	6,922,936
India	611,984	3,682,717	—	4,294,701
Russia	1,714,536	230,256	—	1,944,792
Brazil	1,926,920	—	—	1,926,920
South Africa	1,826,576	—	—	1,826,576
Mexico	1,320,904	—	—	1,320,904
Thailand	495,547	496,159	—	991,706
Other Countries	3,329,736	475,755	—	3,805,491
Mutual Funds	824,060	—	—	824,060
Total	$30,639,974	$20,377,774	$—	$51,017,748
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,
28

Notes to Financial Statements (unaudited) - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Ordinary income (including any short-term capital gains)	$465,097
29

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$37,178,509
Gross appreciation	14,883,582
Gross depreciation	(1,044,343)
Net unrealized appreciation (depreciation)	$13,839,239
As of 8/31/20
Undistributed ordinary income	743,667
Capital loss carryforwards	(3,090,340)
Other temporary differences	(10,929)
Net unrealized appreciation (depreciation)	5,936,633
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,399,467)
Long-Term	(690,873)
Total	$(3,090,340)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$88,077	$83,064
Class B	2,417	3,860
Class C	2,784	3,499
Class I	385,053	103,204
Class R1	607	633
Class R2	956	982
Class R3	1,232	1,187
Class R4	1,721	1,710
Class R6	262,256	266,958
Total	$745,103	$465,097
30

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $2,568, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2021. For the six months ended February 28, 2021, this reduction amounted to $154,027, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $714 for the six months ended February 28, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
31

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 8,015
Class B	0.75%	0.25%	1.00%	1.00%	1,756
Class C	0.75%	0.25%	1.00%	1.00%	1,922
Class R1	0.75%	0.25%	1.00%	1.00%	390
Class R2	0.25%	0.25%	0.50%	0.50%	200
Class R3	—	0.25%	0.25%	0.25%	114
Total Distribution and Service Fees					$12,397
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2021.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$—
Class B	160
Class C	8
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $2,167, which equated to 0.0094% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $16,140.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
32

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0376% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2021, MFS held approximately 85% and 81% of the outstanding shares of Class R3 and Class R4, respectively, and 100% of the outstanding shares of Class R1 and Class R2.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $4,159.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2021, this reimbursement amounted to $4,915, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2021, purchases and sales of investments, other than short-term obligations, aggregated $13,845,654 and $14,752,555, respectively.
33

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	92,943	$1,443,912	158,992	$1,991,029
Class B	1,766	25,022	—	—
Class C	5,180	76,290	12,555	155,137
Class I	78,993	1,161,579	1,547,126	17,809,134
Class R3	454	6,788	10,400	136,453
Class R4	233	3,402	448	5,544
Class R6	102,386	1,436,719	419,437	5,112,047
	281,955	$4,153,712	2,148,958	$25,209,344
Shares issued to shareholders in reinvestment of distributions
Class A	6,019	$86,377	6,053	$81,347
Class B	170	2,417	289	3,860
Class C	196	2,784	262	3,499
Class I	25,673	368,920	6,268	84,301
Class R1	43	607	47	633
Class R2	67	956	73	982
Class R3	86	1,232	88	1,187
Class R4	120	1,720	127	1,710
Class R6	18,212	262,256	19,804	266,958
	50,586	$727,269	33,011	$444,477
Shares reacquired
Class A	(31,338)	$(446,277)	(152,238)	$(1,808,610)
Class B	(756)	(10,591)	(8,568)	(106,675)
Class C	(3,424)	(47,906)	(21,085)	(257,158)
Class I	(100,977)	(1,492,694)	(65,957)	(745,548)
Class R3	(19)	(312)	(10,071)	(129,033)
Class R4	(654)	(9,372)	(126)	(1,490)
Class R6	(176,465)	(2,527,484)	(365,637)	(4,494,636)
	(313,633)	$(4,534,636)	(623,682)	$(7,543,150)
34

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	67,624	$1,084,012	12,807	$263,766
Class B	1,180	16,848	(8,279)	(102,815)
Class C	1,952	31,168	(8,268)	(98,522)
Class I	3,689	37,805	1,487,437	17,147,887
Class R1	43	607	47	633
Class R2	67	956	73	982
Class R3	521	7,708	417	8,607
Class R4	(301)	(4,250)	449	5,764
Class R6	(55,867)	(828,509)	73,604	884,369
	18,908	$346,345	1,558,287	$18,110,671
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 8%, 6%, 6%, 4%, and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $94 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
35

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$538,721	$7,031,838	$6,746,499	$—	$—	$824,060

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$230	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
36

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
37

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2021
MFS®  Blended Research®
International Equity Fund
BRX-SEM

MFS® Blended Research®
International Equity Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.1%
Tencent Holdings Ltd.	2.4%
Samsung Electronics Co. Ltd.	2.4%
Roche Holding AG	2.1%
LVMH Moet Hennessy Louis Vuitton SE	1.9%
Hitachi Ltd.	1.8%
Novartis AG	1.7%
Schneider Electric SE	1.6%
UBS Group AG	1.5%
DBS Group Holdings Ltd.	1.5%
GICS equity sectors (g)
Financials	18.4%
Information Technology	13.6%
Consumer Discretionary	13.3%
Industrials	10.7%
Health Care	9.1%
Consumer Staples	8.1%
Communication Services	7.8%
Materials	7.5%
Energy	4.4%
Utilities	3.5%
Real Estate	2.5%
Issuer country weightings (x)
Japan	14.7%
China	11.1%
United Kingdom	8.8%
Switzerland	7.4%
France	7.3%
Canada	7.2%
South Korea	5.4%
Taiwan	4.1%
Australia	3.8%
Other Countries	30.2%
Currency exposure weightings (y)
Euro	18.6%
Japanese Yen	14.7%
Hong Kong Dollar	13.1%
British Pound Sterling	8.5%
Swiss Franc	7.4%
Canadian Dollar	5.8%
South Korean Won	5.4%
Taiwan Dollar	4.1%
Australian Dollar	3.8%
Other Currencies	18.6%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar (included in Other Currencies) includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	0.89%	$1,000.00	$1,186.51	$4.82
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$1,182.35	$8.87
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$1,181.69	$8.87
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$1,188.05	$3.47
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$1,182.43	$8.87
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$1,185.54	$6.18
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$1,185.80	$4.82
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$1,187.96	$3.47
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.54%	$1,000.00	$1,188.95	$2.93
	Hypothetical (h)	0.54%	$1,000.00	$1,022.12	$2.71
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Alcoholic Beverages – 0.3%
China Resources Beer Holdings Co. Ltd.	148,000	$ 1,121,162
Apparel Manufacturers – 3.4%
Burberry Group PLC (a)	42,598	$ 1,077,455
Compagnie Financiere Richemont S.A.	23,980	2,308,765
LVMH Moet Hennessy Louis Vuitton SE	11,620	7,360,562
Pandora A/S	7,485	728,194
Shenzhou International Group Holdings Ltd.	81,000	1,698,044
		$13,173,020
Automotive – 4.7%
Bridgestone Corp.	66,300	$ 2,613,504
BYD Co. Ltd.	24,500	620,545
Compagnie Generale des Etablissements Michelin	7,824	1,130,446
Continental AG	8,171	1,172,202
D'Ieteren S.A.	20,653	1,746,814
Hero MotoCorp Ltd.	52,733	2,307,428
Magna International, Inc.	63,687	5,362,445
Stellantis N.V. (a)	201,624	3,265,651
		$18,219,035
Brokerage & Asset Managers – 1.5%
3i Group PLC	90,293	$ 1,392,564
B3 Brasil Bolsa Balcao S.A.	102,800	996,046
IG Group Holdings PLC	297,580	3,229,644
		$5,618,254
Business Services – 2.3%
Eurofins Scientific SE (a)	36,801	$ 3,269,783
Infosys Ltd.	210,505	3,570,056
Tech Mahindra Ltd.	165,497	2,062,283
		$8,902,122
Chemicals – 0.6%
Mitsubishi Chemical Holdings Corp.	340,400	$ 2,400,215
Computer Software – 0.6%
Kingsoft Corp.	277,000	$ 1,950,737
Topicus.com, Inc. (a)	3,725	193,363
		$2,144,100
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.2%
Constellation Software, Inc.	2,884	$ 3,734,107
Fujitsu Ltd.	37,900	5,461,269
Hitachi Ltd.	153,800	7,099,429
Hon Hai Precision Industry Co. Ltd.	276,000	1,113,287
NICE Systems Ltd., ADR (a)	5,580	1,280,833
Samsung Electronics Co. Ltd.	126,211	9,255,857
		$27,944,782
Construction – 1.5%
Anhui Conch Cement Co. Ltd.	262,500	$ 1,688,756
Ashtead Group PLC	26,050	1,408,163
LG Electronics, Inc.	6,146	798,903
Techtronic Industries Co. Ltd.	135,000	2,060,736
		$5,956,558
Consumer Products – 1.1%
L'Oréal	12,041	$ 4,399,101
Consumer Services – 0.7%
Carsales.com Ltd.	131,933	$ 1,896,315
REA Group Ltd.	8,280	873,156
		$2,769,471
Containers – 1.0%
Brambles Ltd.	295,510	$ 2,268,641
Viscofan S.A.	24,711	1,736,728
		$4,005,369
Electrical Equipment – 2.1%
Philips Lighting N.V. (n)	43,120	$ 1,875,554
Schneider Electric SE	42,945	6,365,511
		$8,241,065
Electronics – 4.9%
Hoya Corp.	9,700	$ 1,101,084
Legrand S.A.	35,663	3,094,661
NXP Semiconductors N.V.	6,190	1,129,985
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	95,828	12,068,578
United Microelectronics Corp.	799,000	1,564,519
		$18,958,827
Energy - Independent – 1.9%
Aker BP ASA	47,180	$ 1,225,942
China Shenhua Energy Co. Ltd.	1,546,500	2,938,897
Norsk Hydro ASA	158,173	875,638
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Tourmaline Oil Corp.	117,113	$ 2,131,335
		$7,171,812
Energy - Integrated – 2.5%
China Petroleum & Chemical Corp.	5,834,000	$ 3,218,191
Eni S.p.A.	107,719	1,232,361
Galp Energia SGPS S.A., “B”	155,668	1,743,733
LUKOIL PJSC, ADR	45,239	3,370,305
		$9,564,590
Food & Beverages – 1.3%
CJ CheilJedang Corp.	2,381	$ 861,483
Coca-Cola European Partners PLC	19,836	1,010,644
Gruma S.A.B. de C.V.	130,009	1,416,981
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	106,600	713,197
Nestle S.A.	10,971	1,145,765
		$5,148,070
Food & Drug Stores – 1.9%
Seven & I Holdings Co. Ltd. (l)	96,700	$ 3,693,123
Sugi Holdings Co. Ltd. (l)	28,600	1,990,825
Tesco PLC	475,981	1,490,731
		$7,174,679
Gaming & Lodging – 0.9%
Flutter Entertainment PLC (a)	18,228	$ 3,506,785
General Merchandise – 1.3%
B&M European Value Retail S.A.	320,661	$ 2,441,014
Bim Birlesik Magazalar A.S.	133,768	1,190,570
Walmart de Mexico S.A.B. de C.V.	511,499	1,459,121
		$5,090,705
Insurance – 4.2%
Aviva PLC	314,427	$ 1,585,338
China Pacific Insurance Co. Ltd.	835,400	3,832,453
Manulife Financial Corp.	256,907	5,121,586
NN Group N.V.	37,296	1,718,981
PICC Property & Casualty Co. Ltd.	1,228,000	929,338
Samsung Fire & Marine Insurance Co. Ltd.	18,712	2,881,332
		$16,069,028
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 4.2%
Alibaba Group Holding Ltd., ADR (a)	15,639	$ 3,718,329
NAVER Corp.	7,077	2,362,149
Scout24 AG	11,621	875,632
Tencent Holdings Ltd.	109,100	9,318,535
		$16,274,645
Leisure & Toys – 1.3%
DeNA Co. Ltd.	44,000	$ 872,796
GungHo Online Entertainment, Inc.	136,300	2,786,226
Nintendo Co. Ltd.	2,500	1,518,598
		$5,177,620
Machinery & Tools – 3.0%
AirTAC International Group	26,000	$ 907,697
Epiroc AB, “A”	263,027	5,582,070
GEA Group AG	92,507	3,194,404
Ritchie Bros. Auctioneers, Inc.	19,593	1,069,255
Volvo Group	30,280	775,656
		$11,529,082
Major Banks – 9.1%
ABSA Group Ltd.	273,216	$ 2,190,964
Bank of China Ltd.	2,540,000	890,717
BNP Paribas	42,038	2,499,276
BOC Hong Kong Holdings Ltd.	769,000	2,557,897
China Construction Bank Corp.	4,955,000	3,979,868
Credit Suisse Group AG	114,723	1,655,295
DBS Group Holdings Ltd.	286,600	5,680,575
Industrial & Commercial Bank of China, “H”	1,392,000	908,086
Mitsubishi UFJ Financial Group, Inc.	297,000	1,572,227
National Australia Bank Ltd.	127,762	2,429,106
Sumitomo Mitsui Financial Group, Inc.	132,700	4,703,510
UBS Group AG	380,909	5,904,268
		$34,971,789
Medical & Health Technology & Services – 0.7%
Miraca Holdings, Inc.	57,100	$ 1,765,040
Sonic Healthcare Ltd.	43,700	1,066,920
		$2,831,960
Medical Equipment – 0.5%
Olympus Corp.	37,500	$ 789,492
Top Glove Corp.	822,100	1,058,654
		$1,848,146
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 3.7%
Fortescue Metals Group Ltd.	200,235	$ 3,724,799
POSCO	8,623	2,160,547
Rio Tinto PLC	60,744	5,235,968
Tata Steel Ltd.	155,390	1,506,407
Vale S.A.	100,300	1,691,652
		$14,319,373
Natural Gas - Distribution – 0.4%
Italgas S.p.A.	261,961	$ 1,543,050
Natural Gas - Pipeline – 0.3%
Pembina Pipeline Corp. (l)	44,501	$ 1,131,583
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	58,030	$ 724,353
VTech Holdings Ltd.	171,300	1,436,619
		$2,160,972
Other Banks & Diversified Financials – 3.1%
Hana Financial Group, Inc.	49,195	$ 1,622,318
Julius Baer Group Ltd.	51,290	3,146,245
KB Financial Group, Inc.	25,016	964,105
ORIX Corp.	74,700	1,284,574
Sberbank of Russia PJSC, ADR	220,687	3,199,962
Tisco Financial Group PLC	614,900	1,938,460
		$12,155,664
Pharmaceuticals – 6.7%
Bayer AG	75,688	$ 4,577,029
Kyowa Kirin Co. Ltd.	57,400	1,605,008
Novartis AG	75,288	6,471,466
Novo Nordisk A.S., “B”	73,822	5,245,707
Roche Holding AG	24,608	8,060,192
		$25,959,402
Precious Metals & Minerals – 0.5%
Impala Platinum Holdings Ltd. (a)	55,033	$ 894,967
Sibanye-Stillwater Ltd.	203,365	941,073
		$1,836,040
Printing & Publishing – 1.6%
Transcontinental, Inc., “A”	162,379	$ 2,790,530
Wolters Kluwer N.V.	41,579	3,294,980
		$6,085,510
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	7,817	$ 2,785,766
Sankyu, Inc.	54,200	2,280,877
		$5,066,643
Real Estate – 2.5%
Agile Property Holdings Ltd.	750,000	$ 1,059,763
Aldar Properties PJSC	2,260,632	2,252,539
Goodman Group, REIT	200,560	2,555,553
LEG Immobilien AG	11,735	1,601,935
Longfor Properties Co. Ltd.	161,000	954,818
Shimao Property Holdings Ltd.	400,000	1,321,955
		$9,746,563
Specialty Chemicals – 2.1%
Akzo Nobel N.V.	20,285	$ 2,094,071
Linde PLC	4,214	1,038,235
Nitto Denko Corp.	43,400	3,729,359
Orbia Advance Corp. S.A.B. de C.V.	513,254	1,196,963
		$8,058,628
Specialty Stores – 2.5%
HelloFresh SE (a)	9,382	$ 730,131
JD.com, Inc., ADR (a)	21,870	2,052,937
NEXT PLC (a)	26,729	2,815,257
Ocado Group PLC (a)	34,547	1,058,879
Zalando SE (a)	6,501	666,878
ZOZO, Inc.	73,300	2,289,873
		$9,613,955
Telecommunications - Wireless – 2.1%
KDDI Corp.	30,400	$ 938,280
SoftBank Group Corp.	22,100	2,051,499
Vodafone Group PLC	3,077,228	5,231,234
		$8,221,013
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	85,905	$ 1,320,485
Tobacco – 2.3%
British American Tobacco PLC	113,558	$ 3,932,285
Imperial Tobacco Group PLC	113,495	2,107,756
Japan Tobacco, Inc.	164,900	2,989,363
		$9,029,404
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.4%
Yamato Holdings Co. Ltd.	53,700	$ 1,411,580
Utilities - Electric Power – 3.1%
AltaGas Ltd.	149,702	$ 2,269,175
Boralex, Inc., “A”	38,988	1,356,584
CLP Holdings Ltd.	230,500	2,248,106
E.ON SE	130,918	1,334,755
Energisa S.A.	178,800	1,393,276
Iberdrola S.A.	268,949	3,382,918
		$11,984,814
Total Common Stocks (Identified Cost, $304,583,125)		$ 379,856,671
Preferred Stocks – 0.7%
Major Banks – 0.7%
Banco Bradesco S.A. (Identified Cost, $2,662,343)	603,500	$ 2,476,803
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.07% (v) (Identified Cost, $1,671,509)	1,671,510	$ 1,671,510
Other Assets, Less Liabilities – 0.7%		2,675,468
Net Assets – 100.0%		$ 386,680,452

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,671,510 and $382,333,474, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,875,554, representing 0.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
12

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $2,897,501 of securities on loan (identified cost, $307,245,468)	$382,333,474
Investments in affiliated issuers, at value (identified cost, $1,671,509)	1,671,510
Foreign currency, at value (identified cost, $430,646)	427,810
Receivables for
Investments sold	343,268
Fund shares sold	742,826
Interest and dividends	1,517,664
Receivable from investment adviser	10,411
Other assets	1,366
Total assets	$387,048,329
Liabilities
Payables for
Fund shares reacquired	$114,723
Payable to affiliates
Administrative services fee	657
Shareholder servicing costs	29,042
Distribution and service fees	2,891
Payable for independent Trustees' compensation	576
Deferred country tax expense payable	85,281
Accrued expenses and other liabilities	134,707
Total liabilities	$367,877
Net assets	$386,680,452
Net assets consist of
Paid-in capital	$321,544,769
Total distributable earnings (loss)	65,135,683
Net assets	$386,680,452
Shares of beneficial interest outstanding	30,749,957
13

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$100,559,574	8,024,672	$12.53
Class B	168,557	13,497	12.49
Class C	237,073	19,007	12.47
Class I	9,620,652	764,562	12.58
Class R1	203,155	16,389	12.40
Class R2	182,502	14,527	12.56
Class R3	75,875	6,004	12.64
Class R4	74,045	5,882	12.59
Class R6	275,559,019	21,885,417	12.59

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.29 [100 / 94.25 x $12.53]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
14

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$4,773,210
Other	20,379
Income on securities loaned	1,546
Dividends from affiliated issuers	894
Foreign taxes withheld	(408,433)
Total investment income	$4,387,596
Expenses
Management fee	$923,488
Distribution and service fees	126,963
Shareholder servicing costs	56,864
Administrative services fee	28,573
Independent Trustees' compensation	4,050
Custodian fee	81,463
Shareholder communications	5,742
Audit and tax fees	52,836
Legal fees	1,404
Registration fees	63,213
Miscellaneous	17,170
Total expenses	$1,361,766
Reduction of expenses by investment adviser	(186,978)
Net expenses	$1,174,788
Net investment income (loss)	$3,212,808
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $36 country tax)	$19,270,745
Foreign currency	8,652
Net realized gain (loss)	$19,279,397
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $85,281 increase in deferred country tax)	$41,918,201
Affiliated issuers	1
Translation of assets and liabilities in foreign currencies	(27,555)
Net unrealized gain (loss)	$41,890,647
Net realized and unrealized gain (loss)	$61,170,044
Change in net assets from operations	$64,382,852
See Notes to Financial Statements
15

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$3,212,808	$8,341,490
Net realized gain (loss)	19,279,397	(22,018,905)
Net unrealized gain (loss)	41,890,647	38,954,335
Change in net assets from operations	$64,382,852	$25,276,920
Total distributions to shareholders	$(8,950,027)	$(9,250,211)
Change in net assets from fund share transactions	$(15,931,662)	$36,975,806
Total change in net assets	$39,501,163	$53,002,515
Net assets
At beginning of period	347,179,289	294,176,774
At end of period	$386,680,452	$347,179,289
See Notes to Financial Statements
16

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$10.79	$10.37	$11.71	$11.85	$9.82	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.25	$0.30	$0.30	$0.25	$0.25
Net realized and unrealized gain (loss)	1.91	0.47	(1.01)	(0.12)	1.82	(0.32)
Total from investment operations	$2.00	$0.72	$(0.71)	$0.18	$2.07	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.30)	$(0.26)	$(0.18)	$(0.04)	$(0.06)
From net realized gain	—	—	(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.26)	$(0.30)	$(0.63)	$(0.32)	$(0.04)	$(0.11)
Net asset value, end of period (x)	$12.53	$10.79	$10.37	$11.71	$11.85	$9.82
Total return (%) (r)(s)(t)(x)	18.65(n)	6.85	(5.67)	1.47	21.15	(0.64)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99(a)	0.99	1.00	0.99	0.98	5.84(a)
Expenses after expense reductions (f)	0.89(a)	0.89	0.89	0.89	0.89	0.89(a)
Net investment income (loss)	1.48(a)(l)	2.39	2.80	2.49	2.34	2.70(a)
Portfolio turnover	34(n)	72	58	69	63	64(n)
Net assets at end of period (000 omitted)	$100,560	$93,455	$84,917	$88,168	$535	$139
See Notes to Financial Statements
17

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$10.72	$10.32	$11.64	$11.75	$9.78	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.17	$0.24	$0.20	$0.16	$0.15
Net realized and unrealized gain (loss)	1.91	0.47	(1.02)	(0.11)	1.81	(0.28)
Total from investment operations	$1.95	$0.64	$(0.78)	$0.09	$1.97	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.24)	$(0.17)	$(0.06)	$—	$(0.04)
From net realized gain	—	—	(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.18)	$(0.24)	$(0.54)	$(0.20)	$—	$(0.09)
Net asset value, end of period (x)	$12.49	$10.72	$10.32	$11.64	$11.75	$9.78
Total return (%) (r)(s)(t)(x)	18.24(n)	6.06	(6.41)	0.73	20.14	(1.27)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74(a)	1.74	1.75	1.74	1.73	7.12(a)
Expenses after expense reductions (f)	1.64(a)	1.64	1.64	1.64	1.64	1.63(a)
Net investment income (loss)	0.73(a)(l)	1.61	2.28	1.63	1.51	1.64(a)
Portfolio turnover	34(n)	72	58	69	63	64(n)
Net assets at end of period (000 omitted)	$169	$148	$152	$97	$109	$54
See Notes to Financial Statements
18

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$10.70	$10.28	$11.59	$11.75	$9.78	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.17	$0.22	$0.21	$0.16	$0.16
Net realized and unrealized gain (loss)	1.90	0.47	(1.00)	(0.11)	1.81	(0.29)
Total from investment operations	$1.94	$0.64	$(0.78)	$0.10	$1.97	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.22)	$(0.16)	$(0.12)	$—	$(0.04)
From net realized gain	—	—	(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.17)	$(0.22)	$(0.53)	$(0.26)	$—	$(0.09)
Net asset value, end of period (x)	$12.47	$10.70	$10.28	$11.59	$11.75	$9.78
Total return (%) (r)(s)(t)(x)	18.17(n)	6.08	(6.42)	0.74	20.14	(1.27)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74(a)	1.74	1.75	1.75	1.73	7.03(a)
Expenses after expense reductions (f)	1.64(a)	1.64	1.64	1.64	1.64	1.63(a)
Net investment income (loss)	0.73(a)(l)	1.64	2.04	1.73	1.54	1.70(a)
Portfolio turnover	34(n)	72	58	69	63	64(n)
Net assets at end of period (000 omitted)	$237	$220	$240	$284	$133	$59
See Notes to Financial Statements
19

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$10.84	$10.42	$11.77	$11.88	$9.84	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.31	$0.31	$0.31	$0.29	$0.33
Net realized and unrealized gain (loss)	1.92	0.44	(1.00)	(0.10)	1.80	(0.37)
Total from investment operations	$2.02	$0.75	$(0.69)	$0.21	$2.09	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.33)	$(0.29)	$(0.18)	$(0.05)	$(0.07)
From net realized gain	—	—	(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.28)	$(0.33)	$(0.66)	$(0.32)	$(0.05)	$(0.12)
Net asset value, end of period (x)	$12.58	$10.84	$10.42	$11.77	$11.88	$9.84
Total return (%) (r)(s)(t)(x)	18.80(n)	7.09	(5.45)	1.74	21.37	(0.37)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.75	0.75	0.74	0.73	4.94(a)
Expenses after expense reductions (f)	0.64(a)	0.64	0.64	0.64	0.64	0.64(a)
Net investment income (loss)	1.73(a)(l)	3.06	2.89	2.50	2.70	3.65(a)
Portfolio turnover	34(n)	72	58	69	63	64(n)
Net assets at end of period (000 omitted)	$9,621	$5,183	$1,652	$1,760	$1,259	$640
See Notes to Financial Statements
20

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$10.65	$10.24	$11.63	$11.75	$9.78	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.17	$0.22	$0.19	$0.15	$0.15
Net realized and unrealized gain (loss)	1.89	0.47	(1.01)	(0.10)	1.82	(0.28)
Total from investment operations	$1.93	$0.64	$(0.79)	$0.09	$1.97	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.23)	$(0.23)	$(0.07)	$—	$(0.04)
From net realized gain	—	—	(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.18)	$(0.23)	$(0.60)	$(0.21)	$—	$(0.09)
Net asset value, end of period (x)	$12.40	$10.65	$10.24	$11.63	$11.75	$9.78
Total return (%) (r)(s)(t)(x)	18.24(n)	6.13	(6.44)	0.72	20.14	(1.27)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74(a)	1.74	1.75	1.73	1.72	7.19(a)
Expenses after expense reductions (f)	1.64(a)	1.64	1.64	1.64	1.64	1.63(a)
Net investment income (loss)	0.73(a)(l)	1.63	2.09	1.54	1.41	1.60(a)
Portfolio turnover	34(n)	72	58	69	63	64(n)
Net assets at end of period (000 omitted)	$203	$166	$146	$60	$59	$49
See Notes to Financial Statements
21

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$10.80	$10.38	$11.73	$11.84	$9.81	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.22	$0.27	$0.29	$0.20	$0.19
Net realized and unrealized gain (loss)	1.92	0.47	(1.01)	(0.13)	1.83	(0.28)
Total from investment operations	$1.99	$0.69	$(0.74)	$0.16	$2.03	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.27)	$(0.24)	$(0.13)	$(0.00)(w)	$(0.05)
From net realized gain	—	—	(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.23)	$(0.27)	$(0.61)	$(0.27)	$(0.00)(w)	$(0.10)
Net asset value, end of period (x)	$12.56	$10.80	$10.38	$11.73	$11.84	$9.81
Total return (%) (r)(s)(t)(x)	18.55(n)	6.56	(5.95)	1.27	20.74	(0.82)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24(a)	1.24	1.25	1.25	1.22	6.68(a)
Expenses after expense reductions (f)	1.14(a)	1.14	1.14	1.14	1.14	1.13(a)
Net investment income (loss)	1.23(a)(l)	2.12	2.54	2.34	1.90	2.11(a)
Portfolio turnover	34(n)	72	58	69	63	64(n)
Net assets at end of period (000 omitted)	$183	$156	$164	$167	$60	$50
See Notes to Financial Statements
22

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$10.88	$10.45	$11.80	$11.91	$9.84	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.25	$0.30	$0.28	$0.23	$0.29
Net realized and unrealized gain (loss)	1.93	0.49	(1.02)	(0.09)	1.84	(0.34)
Total from investment operations	$2.02	$0.74	$(0.72)	$0.19	$2.07	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.31)	$(0.26)	$(0.16)	$—	$(0.06)
From net realized gain	—	—	(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.26)	$(0.31)	$(0.63)	$(0.30)	$—	$(0.11)
Net asset value, end of period (x)	$12.64	$10.88	$10.45	$11.80	$11.91	$9.84
Total return (%) (r)(s)(t)(x)	18.67(n)	6.92	(5.72)	1.50	21.04	(0.44)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99(a)	0.99	1.00	0.98	0.97	5.94(a)
Expenses after expense reductions (f)	0.89(a)	0.89	0.89	0.89	0.89	0.87(a)
Net investment income (loss)	1.48(a)(l)	2.37	2.79	2.29	2.15	3.16(a)
Portfolio turnover	34(n)	72	58	69	63	64(n)
Net assets at end of period (000 omitted)	$76	$64	$58	$61	$60	$50
See Notes to Financial Statements
23

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$10.85	$10.42	$11.77	$11.88	$9.84	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.27	$0.33	$0.31	$0.25	$0.24
Net realized and unrealized gain (loss)	1.92	0.49	(1.02)	(0.10)	1.84	(0.28)
Total from investment operations	$2.02	$0.76	$(0.69)	$0.21	$2.09	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.33)	$(0.29)	$(0.18)	$(0.05)	$(0.07)
From net realized gain	—	—	(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.28)	$(0.33)	$(0.66)	$(0.32)	$(0.05)	$(0.12)
Net asset value, end of period (x)	$12.59	$10.85	$10.42	$11.77	$11.88	$9.84
Total return (%) (r)(s)(t)(x)	18.80(n)	7.18	(5.45)	1.74	21.36	(0.37)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.74	0.75	0.73	0.72	6.18(a)
Expenses after expense reductions (f)	0.64(a)	0.64	0.64	0.64	0.64	0.63(a)
Net investment income (loss)	1.73(a)(l)	2.62	3.04	2.54	2.41	2.60(a)
Portfolio turnover	34(n)	72	58	69	63	64(n)
Net assets at end of period (000 omitted)	$74	$62	$58	$62	$60	$50
See Notes to Financial Statements
24

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16(c)
Net asset value, beginning of period	$10.85	$10.43	$11.78	$11.88	$9.84	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.29	$0.34	$0.32	$0.26	$0.24
Net realized and unrealized gain (loss)	1.92	0.47	(1.02)	(0.09)	1.84	(0.28)
Total from investment operations	$2.03	$0.76	$(0.68)	$0.23	$2.10	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.34)	$(0.30)	$(0.19)	$(0.06)	$(0.07)
From net realized gain	—	—	(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.29)	$(0.34)	$(0.67)	$(0.33)	$(0.06)	$(0.12)
Net asset value, end of period (x)	$12.59	$10.85	$10.43	$11.78	$11.88	$9.84
Total return (%) (r)(s)(t)(x)	18.90(n)	7.18	(5.33)	1.86	21.41	(0.36)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.65	0.65	0.65	0.68	3.06(a)
Expenses after expense reductions (f)	0.54(a)	0.55	0.54	0.54	0.60	0.60(a)
Net investment income (loss)	1.84(a)(l)	2.76	3.13	2.60	2.43	2.61(a)
Portfolio turnover	34(n)	72	58	69	63	64(n)
Net assets at end of period (000 omitted)	$275,559	$247,726	$206,790	$207,449	$196,685	$163,355

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
25

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
26

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or
27

Notes to Financial Statements (unaudited) - continued
published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$21,314,274	$35,633,477	$—	$56,947,751
China	29,153,241	13,763,087	—	42,916,328
United Kingdom	34,016,932	—	—	34,016,932
Switzerland	28,691,996	—	—	28,691,996
France	28,119,340	—	—	28,119,340
Canada	27,945,729	—	—	27,945,729
South Korea	9,887,829	11,018,865	—	20,906,694
Taiwan	12,068,578	3,585,503	—	15,654,081
Australia	5,518,788	9,295,702	—	14,814,490
Other Countries	94,196,270	18,123,863	—	112,320,133
Mutual Funds	1,671,510	—	—	1,671,510
Total	$292,584,487	$91,420,497	$—	$384,004,984
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the
28

Notes to Financial Statements (unaudited) - continued
related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,897,501. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $3,125,445 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
29

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Ordinary income (including any short-term capital gains)	$9,250,211
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$308,916,977
Gross appreciation	85,359,285
Gross depreciation	(10,271,278)
Net unrealized appreciation (depreciation)	$ 75,088,007
As of 8/31/20
Undistributed ordinary income	6,758,565
Capital loss carryforwards	(23,361,368)
Other temporary differences	(3,879)
Net unrealized appreciation (depreciation)	26,309,540
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
30

Notes to Financial Statements (unaudited) - continued
As of August 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(7,847,623)
Long-Term	(15,513,745)
Total	$(23,361,368)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$2,240,921	$2,350,834
Class B	2,386	3,422
Class C	3,123	4,533
Class I	110,356	51,103
Class R1	2,896	3,314
Class R2	3,338	3,830
Class R3	1,512	1,725
Class R4	1,633	1,860
Class R6	6,583,862	6,829,590
Total	$8,950,027	$9,250,211
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $20,489, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
31

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2021. For the six months ended February 28, 2021, this reduction amounted to $166,489, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $632 for the six months ended February 28, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 123,679
Class B	0.75%	0.25%	1.00%	1.00%	789
Class C	0.75%	0.25%	1.00%	1.00%	1,072
Class R1	0.75%	0.25%	1.00%	1.00%	915
Class R2	0.25%	0.25%	0.50%	0.50%	422
Class R3	—	0.25%	0.25%	0.25%	86
Total Distribution and Service Fees					$126,963
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2021.
32

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$1
Class B	—
Class C	16
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $1,222, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $55,642.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0155% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2021, MFS held approximately 96% of the outstanding shares of Class R3 and 100% of the outstanding shares of Class R4.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to
33

Notes to Financial Statements (unaudited) - continued
ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $296,518.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2021, this reimbursement amounted to $20,322, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2021, purchases and sales of investments, other than short-term obligations, aggregated $121,509,360 and $144,038,550, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,120,399	$12,994,343	5,001,865	$51,610,948
Class C	2,127	26,444	4,359	43,607
Class I	411,961	5,222,413	711,263	7,109,625
Class R1	594	6,874	1,039	10,850
Class R2	156	1,782	203	2,087
Class R3	77	900	175	1,846
Class R6	1,407,042	19,689,991	7,300,536	74,505,088
	2,942,356	$37,942,747	13,019,440	$133,284,051
Shares issued to shareholders in reinvestment of distributions
Class A	21,163	$251,839	3,856	$43,616
Class B	201	2,386	303	3,422
Class C	263	3,123	402	4,533
Class I	9,235	110,356	4,506	51,103
Class R1	246	2,896	295	3,314
Class R2	280	3,338	338	3,830
Class R3	86	1,512	151	1,725
Class R4	137	1,633	164	1,860
Class R6	550,951	6,583,862	601,726	6,829,590
	582,562	$6,960,945	611,741	$6,942,993
34

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,779,064)	$(21,290,726)	(4,535,077)	$(48,597,862)
Class B	(556)	(6,537)	(1,217)	(12,710)
Class C	(3,953)	(45,161)	(7,564)	(78,575)
Class I	(134,675)	(1,501,218)	(396,295)	(3,652,420)
Class R2	(345)	(4,048)	(1,891)	(20,237)
Class R3	(1)	(10)	(1)	(7)
Class R6	(2,900,654)	(37,987,654)	(4,908,892)	(50,889,427)
	(4,819,248)	$(60,835,354)	(9,850,937)	$(103,251,238)
Net change
Class A	(637,502)	$(8,044,544)	470,644	$3,056,702
Class B	(355)	(4,151)	(914)	(9,288)
Class C	(1,563)	(15,594)	(2,803)	(30,435)
Class I	286,521	3,831,551	319,474	3,508,308
Class R1	840	9,770	1,334	14,164
Class R2	91	1,072	(1,350)	(14,320)
Class R3	162	2,402	325	3,564
Class R4	137	1,633	164	1,860
Class R6	(942,661)	(11,713,801)	2,993,370	30,445,251
	(1,294,330)	$(15,931,662)	3,780,244	$36,975,806
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 14%, 11%, 10%, 9%, 9%, 5%, 5%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the
35

Notes to Financial Statements (unaudited) - continued
average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $748 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,791,445	$39,792,020	$40,911,956	$—	$1	$1,671,510

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$894	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
36

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
37

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2021
MFS®  Global New
Discovery Fund
GND-SEM

MFS® Global New
Discovery Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
PRA Health Sciences, Inc.	1.8%
Arthur J. Gallagher & Co.	1.7%
ASM International N.V.	1.6%
Cranswick PLC	1.5%
GFL Environmental, Inc.	1.5%
Gerresheimer AG	1.5%
Electrocomponents PLC	1.4%
PerkinElmer, Inc.	1.4%
Cellnex Telecom S.A.	1.3%
Clarivate PLC	1.3%
GICS equity sectors (g)
Industrials	22.9%
Information Technology	19.3%
Consumer Discretionary	13.0%
Health Care	10.6%
Real Estate	9.3%
Materials	8.8%
Financials	5.4%
Communication Services	4.1%
Consumer Staples	3.4%
Issuer country weightings (x)
United States	45.3%
United Kingdom	14.7%
Japan	6.2%
Germany	5.2%
Netherlands	4.5%
Canada	4.0%
France	2.5%
India	2.5%
Spain	2.1%
Other Countries	13.0%
Currency exposure weightings (y)
United States Dollar	51.6%
Euro	15.7%
British Pound Sterling	13.4%
Japanese Yen	6.2%
Indian Rupee	2.5%
Swiss Franc	1.8%
Australian Dollar	1.6%
Norwegian Krone	1.6%
Brazilian Real	1.0%
Other Currencies	4.6%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	1.35%	$1,000.00	$1,121.93	$7.10
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
B	Actual	2.10%	$1,000.00	$1,117.62	$11.03
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
C	Actual	2.10%	$1,000.00	$1,117.64	$11.03
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
I	Actual	1.10%	$1,000.00	$1,122.98	$5.79
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R1	Actual	2.10%	$1,000.00	$1,117.18	$11.02
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
R2	Actual	1.60%	$1,000.00	$1,119.93	$8.41
	Hypothetical (h)	1.60%	$1,000.00	$1,016.86	$8.00
R3	Actual	1.35%	$1,000.00	$1,121.47	$7.10
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
R4	Actual	1.10%	$1,000.00	$1,122.96	$5.79
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R6	Actual	1.00%	$1,000.00	$1,123.61	$5.27
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Aerospace – 1.3%
CACI International, Inc., “A” (a)	3,203	$ 708,952
Singapore Technologies Engineering Ltd.	172,600	484,295
		$1,193,247
Apparel Manufacturers – 1.9%
Burberry Group PLC (a)	31,245	$ 790,297
Skechers USA, Inc., “A” (a)	25,567	935,752
		$1,726,049
Automotive – 2.3%
Copart, Inc. (a)	5,191	$ 566,649
Koito Manufacturing Co. Ltd.	8,800	586,144
LKQ Corp. (a)	23,285	917,196
		$2,069,989
Biotechnology – 0.8%
Abcam PLC	29,549	$ 698,204
Brokerage & Asset Managers – 3.7%
B3 Brasil Bolsa Balcao S.A.	91,500	$ 886,558
Cboe Global Markets, Inc.	7,349	727,257
Euronext N.V.	8,854	952,906
NASDAQ, Inc.	5,177	715,927
		$3,282,648
Business Services – 8.0%
Auto Trader Group PLC (a)	76,962	$ 589,944
Cancom SE	8,684	555,317
Clarivate PLC (a)	49,355	1,122,826
Electrocomponents PLC	94,223	1,273,334
Foley Trasimene Acquisition Corp. (a)	40,367	681,181
Keywords Studios PLC (a)	20,813	728,976
NS Solutions Corp.	18,400	539,425
Nuvei Corp. (a)	16,582	863,093
WNS (Holdings) Ltd., ADR (a)	9,670	722,446
		$7,076,542
Cable TV – 0.7%
Cable One, Inc.	327	$ 626,156
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.6%
IMCD Group N.V.	5,936	$ 730,174
UPL Ltd.	92,611	704,765
		$1,434,939
Computer Software – 7.5%
Cadence Design Systems, Inc. (a)	3,290	$ 464,186
Dun & Bradstreet Holdings, Inc. (a)	27,605	603,445
Everbridge, Inc. (a)	6,812	1,043,803
OBIC Co. Ltd.	4,900	826,512
Oracle Corp.	5,800	591,998
Ping Identity Holding Corp. (a)	36,628	858,194
Qualtrics International, “A” (a)	10,217	388,246
Synopsys, Inc. (a)	1,639	401,899
VERTEX, Inc. (a)	20,114	618,505
Zendesk, Inc. (a)	6,078	888,239
		$6,685,027
Computer Software - Systems – 5.0%
Amadeus IT Group S.A. (a)	10,080	$ 699,317
Nagarro SE (a)	6,018	647,683
Q2 Holdings, Inc. (a)	6,667	812,574
Rapid7, Inc. (a)	9,908	755,386
SimCorp A/S	5,540	673,264
TransUnion	10,522	886,057
		$4,474,281
Construction – 6.1%
AZEK Co. LLC (a)	19,366	$ 854,234
Marshalls PLC (a)	73,702	700,289
Masco Corp.	17,614	937,417
Mid-America Apartment Communities, Inc., REIT	5,640	759,877
Otis Worldwide Corp.	11,097	706,990
Somfy S.A.	4,388	730,619
Summit Materials, Inc., “A” (a)	25,108	695,743
		$5,385,169
Consumer Products – 0.4%
Dabur India Ltd.	48,285	$ 329,710
Consumer Services – 2.5%
51job, Inc., ADR (a)	7,170	$ 470,352
Boyd Group Services, Inc.	3,220	532,846
Bright Horizons Family Solutions, Inc. (a)	4,487	716,394
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – continued
On the Beach Group PLC (a)	90,132	$ 497,265
		$2,216,857
Containers – 2.7%
Gerresheimer AG	12,578	$ 1,299,065
Mayr-Melnhof Karton AG	2,220	484,281
SIG Combibloc Group AG	26,428	585,126
		$2,368,472
Electrical Equipment – 2.3%
AMETEK, Inc.	6,163	$ 727,049
Halma PLC	17,757	560,834
Sensata Technologies Holding PLC (a)	13,774	789,113
		$2,076,996
Electronics – 2.3%
ASM International N.V.	5,256	$ 1,417,988
Kardex AG	2,954	626,749
		$2,044,737
Entertainment – 0.8%
CTS Eventim AG (a)	10,388	$ 706,898
Food & Beverages – 3.0%
Bakkafrost P/f	12,563	$ 892,534
Cranswick PLC	28,734	1,361,896
S Foods, Inc.	14,500	444,815
		$2,699,245
Furniture & Appliances – 0.6%
SEB S.A.	3,037	$ 544,881
Gaming & Lodging – 0.9%
Penn National Gaming, Inc. (a)	6,893	$ 798,071
Insurance – 1.7%
Arthur J. Gallagher & Co.	12,276	$ 1,470,665
Internet – 0.9%
Allegro.eu S.A. (a)	43,937	$ 754,110
Leisure & Toys – 1.5%
Take-Two Interactive Software, Inc. (a)	3,147	$ 580,496
Thule Group AB	17,042	712,446
		$1,292,942
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 4.3%
Azbil Corp.	15,400	$ 653,736
IDEX Corp.	3,628	708,077
Ingersoll Rand, Inc. (a)	15,435	715,258
Ritchie Bros. Auctioneers, Inc.	14,906	809,694
Spirax-Sarco Engineering PLC	3,292	491,205
VAT Group AG	1,581	439,374
		$3,817,344
Medical & Health Technology & Services – 5.1%
AS ONE Corp.	4,100	$ 527,094
Charles River Laboratories International, Inc. (a)	3,541	1,013,222
ICON PLC (a)	4,983	900,328
PRA Health Sciences, Inc. (a)	11,083	1,633,745
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	277,190	427,350
		$4,501,739
Medical Equipment – 3.3%
Maravai Lifesciences Holdings, Inc., “A” (a)	21,536	$ 700,351
PerkinElmer, Inc.	9,607	1,211,346
STERIS PLC	5,971	1,043,731
		$2,955,428
Metals & Mining – 0.8%
Howmet Aerospace, Inc. (a)	25,112	$ 705,898
Network & Telecom – 1.5%
CoreSite Realty Corp., REIT	6,139	$ 747,178
QTS Realty Trust, Inc., REIT, “A”	9,351	580,884
		$1,328,062
Pollution Control – 2.2%
Daiseki Co. Ltd.	20,500	$ 645,318
GFL Environmental, Inc.	43,177	1,339,351
		$1,984,669
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	11,083	$ 878,286
Railroad & Shipping – 1.0%
Kansas City Southern Co.	4,135	$ 878,026
Real Estate – 6.9%
Big Yellow Group PLC, REIT	44,377	$ 701,726
Embassy Office Parks, REIT	105,400	459,939
Goodman Group, REIT	60,876	775,687
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Industrial Logistics Properties Trust, REIT	22,249	$ 473,236
LEG Immobilien AG	5,600	764,451
National Storage, REIT	477,141	688,380
Sun Communities, Inc., REIT	3,807	578,474
Tritax Big Box PLC, REIT	294,711	739,475
Unite Group PLC, REIT (a)	73,041	988,097
		$6,169,465
Restaurants – 0.6%
Yum China Holdings, Inc.	9,323	$ 557,888
Specialty Chemicals – 5.3%
Axalta Coating Systems Ltd. (a)	22,262	$ 608,643
Borregaard ASA	26,222	495,371
Croda International PLC	8,595	738,591
Essentra PLC (a)	255,751	1,043,995
Ferro Corp. (a)	41,157	653,162
RPM International, Inc.	5,574	443,913
Symrise AG	5,971	696,801
		$4,680,476
Specialty Stores – 4.2%
Burlington Stores, Inc. (a)	4,031	$ 1,043,303
Just Eat Takeaway (a)	10,309	993,574
Leslie's, Inc. (a)	40,174	975,425
Musti Group OY	21,075	679,438
		$3,691,740
Telecommunications - Wireless – 1.3%
Cellnex Telecom S.A.	21,430	$ 1,164,830
Trucking – 0.8%
SG Holdings Co. Ltd.	29,800	$ 684,370
Total Common Stocks (Identified Cost, $67,443,840)		$ 85,954,056
Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 0.07% (v) (Identified Cost, $3,000,601)	3,000,601	$ 3,000,600
Other Assets, Less Liabilities – (0.2)%		(134,084)
Net Assets – 100.0%		$ 88,820,572

(a)	Non-income producing security.
10

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,000,600 and $85,954,056, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
11

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $67,443,840)	$85,954,056
Investments in affiliated issuers, at value (identified cost, $3,000,601)	3,000,600
Foreign currency, at value (identified cost, $6,371)	6,319
Receivables for
Investments sold	4,615
Fund shares sold	227,938
Dividends	50,482
Receivable from investment adviser	18,155
Other assets	57,449
Total assets	$89,319,614
Liabilities
Payables for
Investments purchased	$366,683
Fund shares reacquired	59,342
Payable to affiliates
Administrative services fee	246
Shareholder servicing costs	20,673
Distribution and service fees	1,403
Payable for independent Trustees' compensation	114
Accrued expenses and other liabilities	50,581
Total liabilities	$499,042
Net assets	$88,820,572
Net assets consist of
Paid-in capital	$68,795,258
Total distributable earnings (loss)	20,025,314
Net assets	$88,820,572
Shares of beneficial interest outstanding	3,789,525
12

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$23,774,355	1,021,418	$23.28
Class B	2,739,401	127,484	21.49
Class C	3,747,462	174,412	21.49
Class I	40,566,370	1,709,035	23.74
Class R1	135,843	6,326	21.47
Class R2	241,908	10,657	22.70
Class R3	235,931	10,139	23.27
Class R4	98,047	4,130	23.74
Class R6	17,281,255	725,924	23.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.70 [100 / 94.25 x $23.28]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
13

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$228,397
Dividends from affiliated issuers	1,505
Income on securities loaned	61
Interest	24
Other	16
Foreign taxes withheld	(9,776)
Total investment income	$220,227
Expenses
Management fee	$340,231
Distribution and service fees	58,545
Shareholder servicing costs	34,521
Administrative services fee	9,923
Independent Trustees' compensation	933
Custodian fee	13,582
Shareholder communications	8,620
Audit and tax fees	34,685
Legal fees	208
Registration fees	65,986
Miscellaneous	14,936
Total expenses	$582,170
Reduction of expenses by investment adviser and distributor	(146,711)
Net expenses	$435,459
Net investment income (loss)	$(215,232)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,256,464
Affiliated issuers	(67)
Foreign currency	(124)
Net realized gain (loss)	$3,256,273
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,670,046
Affiliated issuers	66
Translation of assets and liabilities in foreign currencies	(936)
Net unrealized gain (loss)	$3,669,176
Net realized and unrealized gain (loss)	$6,925,449
Change in net assets from operations	$6,710,217
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$(215,232)	$(118,775)
Net realized gain (loss)	3,256,273	2,518,082
Net unrealized gain (loss)	3,669,176	5,846,297
Change in net assets from operations	$6,710,217	$8,245,604
Total distributions to shareholders	$(2,554,040)	$(1,495,013)
Change in net assets from fund share transactions	$28,825,160	$4,053,286
Total change in net assets	$32,981,337	$10,803,877
Net assets
At beginning of period	55,839,235	45,035,358
At end of period	$88,820,572	$55,839,235
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$21.57	$18.72	$21.27	$18.31	$15.69	$14.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.06)	$(0.03)	$(0.03)	$(0.02)	$0.01
Net realized and unrealized gain (loss)	2.70	3.49	(0.62)	3.57	2.66	0.84
Total from investment operations	$2.62	$3.43	$(0.65)	$3.54	$2.64	$0.85
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.02)	$—	$(0.02)	$(0.01)
From net realized gain	(0.91)	(0.58)	(1.88)	(0.58)	—	—
Total distributions declared to shareholders	$(0.91)	$(0.58)	$(1.90)	$(0.58)	$(0.02)	$(0.01)
Net asset value, end of period (x)	$23.28	$21.57	$18.72	$21.27	$18.31	$15.69
Total return (%) (r)(s)(t)(x)	12.19(n)	18.63	(1.65)	19.70	16.85	5.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.97	2.04	1.94	2.33	2.35
Expenses after expense reductions (f)	1.35(a)	1.49	1.51	1.50	1.50	1.50
Net investment income (loss)	(0.71)(a)(l)	(0.32)	(0.16)	(0.17)	(0.15)	0.07
Portfolio turnover	17(n)	84	55	36	37	37
Net assets at end of period (000 omitted)	$23,774	$17,029	$11,255	$11,581	$7,893	$11,699
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$20.05	$17.57	$20.21	$17.55	$15.13	$14.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.19)	$(0.16)	$(0.17)	$(0.13)	$(0.09)
Net realized and unrealized gain (loss)	2.50	3.25	(0.60)	3.41	2.55	0.80
Total from investment operations	$2.35	$3.06	$(0.76)	$3.24	$2.42	$0.71
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(0.91)	(0.58)	(1.88)	(0.58)	—	—
Total distributions declared to shareholders	$(0.91)	$(0.58)	$(1.88)	$(0.58)	$—	$—
Net asset value, end of period (x)	$21.49	$20.05	$17.57	$20.21	$17.55	$15.13
Total return (%) (r)(s)(t)(x)	11.76(n)	17.72	(2.35)	18.83	15.99	4.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.53(a)	2.72	2.79	2.69	3.07	3.09
Expenses after expense reductions (f)	2.10(a)	2.24	2.26	2.25	2.25	2.25
Net investment income (loss)	(1.44)(a)(l)	(1.08)	(0.91)	(0.90)	(0.83)	(0.62)
Portfolio turnover	17(n)	84	55	36	37	37
Net assets at end of period (000 omitted)	$2,739	$2,678	$2,508	$2,488	$1,513	$1,188
See Notes to Financial Statements
17

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$20.05	$17.57	$20.21	$17.55	$15.13	$14.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.19)	$(0.16)	$(0.18)	$(0.13)	$(0.09)
Net realized and unrealized gain (loss)	2.50	3.25	(0.60)	3.42	2.55	0.80
Total from investment operations	$2.35	$3.06	$(0.76)	$3.24	$2.42	$0.71
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(0.91)	(0.58)	(1.88)	(0.58)	—	—
Total distributions declared to shareholders	$(0.91)	$(0.58)	$(1.88)	$(0.58)	$—	$—
Net asset value, end of period (x)	$21.49	$20.05	$17.57	$20.21	$17.55	$15.13
Total return (%) (r)(s)(t)(x)	11.76(n)	17.72	(2.35)	18.83	15.99	4.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.53(a)	2.72	2.78	2.69	3.08	3.09
Expenses after expense reductions (f)	2.10(a)	2.24	2.26	2.25	2.25	2.24
Net investment income (loss)	(1.45)(a)(l)	(1.08)	(0.91)	(0.93)	(0.84)	(0.64)
Portfolio turnover	17(n)	84	55	36	37	37
Net assets at end of period (000 omitted)	$3,747	$3,422	$3,287	$4,470	$4,944	$5,017
See Notes to Financial Statements
18

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$21.96	$19.00	$21.54	$18.49	$15.86	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.02)	$0.01	$0.02	$0.04	$0.07
Net realized and unrealized gain (loss)	2.75	3.56	(0.62)	3.61	2.67	0.82
Total from investment operations	$2.69	$3.54	$(0.61)	$3.63	$2.71	$0.89
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.05)	$—	$(0.08)	$(0.03)
From net realized gain	(0.91)	(0.58)	(1.88)	(0.58)	—	—
Total distributions declared to shareholders	$(0.91)	$(0.58)	$(1.93)	$(0.58)	$(0.08)	$(0.03)
Net asset value, end of period (x)	$23.74	$21.96	$19.00	$21.54	$18.49	$15.86
Total return (%) (r)(s)(t)(x)	12.30(n)	18.94	(1.41)	20.01	17.20	5.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.72	1.76	1.69	2.06	2.06
Expenses after expense reductions (f)	1.10(a)	1.24	1.26	1.25	1.25	1.25
Net investment income (loss)	(0.49)(a)(l)	(0.09)	0.05	0.11	0.21	0.44
Portfolio turnover	17(n)	84	55	36	37	37
Net assets at end of period (000 omitted)	$40,566	$18,688	$14,059	$28,463	$17,606	$5,052
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$20.04	$17.56	$20.20	$17.55	$15.13	$14.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.19)	$(0.16)	$(0.18)	$(0.14)	$(0.10)
Net realized and unrealized gain (loss)	2.49	3.25	(0.60)	3.41	2.56	0.81
Total from investment operations	$2.34	$3.06	$(0.76)	$3.23	$2.42	$0.71
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(0.91)	(0.58)	(1.88)	(0.58)	—	—
Total distributions declared to shareholders	$(0.91)	$(0.58)	$(1.88)	$(0.58)	$—	$—
Net asset value, end of period (x)	$21.47	$20.04	$17.56	$20.20	$17.55	$15.13
Total return (%) (r)(s)(t)(x)	11.72(n)	17.73	(2.35)	18.77	15.99	4.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.53(a)	2.72	2.79	2.69	3.08	3.12
Expenses after expense reductions (f)	2.10(a)	2.24	2.26	2.25	2.25	2.25
Net investment income (loss)	(1.45)(a)(l)	(1.08)	(0.92)	(0.92)	(0.86)	(0.70)
Portfolio turnover	17(n)	84	55	36	37	37
Net assets at end of period (000 omitted)	$136	$120	$101	$73	$62	$66
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$21.09	$18.36	$20.93	$18.06	$15.50	$14.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.11)	$(0.07)	$(0.07)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss)	2.62	3.42	(0.62)	3.52	2.62	0.82
Total from investment operations	$2.52	$3.31	$(0.69)	$3.45	$2.57	$0.79
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.01)	$—
From net realized gain	(0.91)	(0.58)	(1.88)	(0.58)	—	—
Total distributions declared to shareholders	$(0.91)	$(0.58)	$(1.88)	$(0.58)	$(0.01)	$—
Net asset value, end of period (x)	$22.70	$21.09	$18.36	$20.93	$18.06	$15.50
Total return (%) (r)(s)(t)(x)	11.99(n)	18.33	(1.89)	19.47	16.58	5.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03(a)	2.22	2.29	2.18	2.57	2.59
Expenses after expense reductions (f)	1.60(a)	1.74	1.76	1.75	1.75	1.75
Net investment income (loss)	(0.94)(a)(l)	(0.58)	(0.41)	(0.33)	(0.32)	(0.17)
Portfolio turnover	17(n)	84	55	36	37	37
Net assets at end of period (000 omitted)	$242	$178	$218	$211	$115	$89
See Notes to Financial Statements
21

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$21.57	$18.72	$21.26	$18.30	$15.70	$14.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.06)	$(0.03)	$(0.04)	$(0.02)	$0.01
Net realized and unrealized gain (loss)	2.69	3.49	(0.62)	3.58	2.66	0.84
Total from investment operations	$2.61	$3.43	$(0.65)	$3.54	$2.64	$0.85
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$—	$(0.04)	$—
From net realized gain	(0.91)	(0.58)	(1.88)	(0.58)	—	—
Total distributions declared to shareholders	$(0.91)	$(0.58)	$(1.89)	$(0.58)	$(0.04)	$—
Net asset value, end of period (x)	$23.27	$21.57	$18.72	$21.26	$18.30	$15.70
Total return (%) (r)(s)(t)(x)	12.15(n)	18.63	(1.63)	19.72	16.87	5.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78(a)	1.97	2.04	1.94	2.32	2.34
Expenses after expense reductions (f)	1.35(a)	1.49	1.51	1.50	1.50	1.50
Net investment income (loss)	(0.70)(a)(l)	(0.31)	(0.16)	(0.18)	(0.13)	0.07
Portfolio turnover	17(n)	84	55	36	37	37
Net assets at end of period (000 omitted)	$236	$206	$152	$144	$116	$80
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$21.96	$19.00	$21.56	$18.50	$15.87	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.02)	$0.02	$0.02	$0.03	$0.05
Net realized and unrealized gain (loss)	2.74	3.56	(0.64)	3.62	2.67	0.83
Total from investment operations	$2.69	$3.54	$(0.62)	$3.64	$2.70	$0.88
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.06)	$—	$(0.07)	$(0.01)
From net realized gain	(0.91)	(0.58)	(1.88)	(0.58)	—	—
Total distributions declared to shareholders	$(0.91)	$(0.58)	$(1.94)	$(0.58)	$(0.07)	$(0.01)
Net asset value, end of period (x)	$23.74	$21.96	$19.00	$21.56	$18.50	$15.87
Total return (%) (r)(s)(t)(x)	12.30(n)	18.94	(1.43)	20.05	17.11	5.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.72	1.78	1.69	2.08	2.09
Expenses after expense reductions (f)	1.10(a)	1.24	1.26	1.25	1.25	1.25
Net investment income (loss)	(0.45)(a)(l)	(0.08)	0.08	0.08	0.18	0.30
Portfolio turnover	17(n)	84	55	36	37	37
Net assets at end of period (000 omitted)	$98	$87	$73	$74	$62	$53
See Notes to Financial Statements
23

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$22.01	$19.03	$21.58	$18.51	$15.87	$15.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.01	$0.05	$0.04	$0.03	$0.07
Net realized and unrealized gain (loss)	2.75	3.55	(0.64)	3.61	2.70	0.84
Total from investment operations	$2.71	$3.56	$(0.59)	$3.65	$2.73	$0.91
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.08)	$—	$(0.09)	$(0.07)
From net realized gain	(0.91)	(0.58)	(1.88)	(0.58)	—	—
Total distributions declared to shareholders	$(0.91)	$(0.58)	$(1.96)	$(0.58)	$(0.09)	$(0.07)
Net asset value, end of period (x)	$23.81	$22.01	$19.03	$21.58	$18.51	$15.87
Total return (%) (r)(s)(t)(x)	12.36(n)	19.01	(1.26)	20.09	17.31	6.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43(a)	1.62	1.69	1.60	1.97	1.98
Expenses after expense reductions (f)	1.00(a)	1.15	1.16	1.16	1.15	1.13
Net investment income (loss)	(0.36)(a)(l)	0.03	0.24	0.18	0.21	0.44
Portfolio turnover	17(n)	84	55	36	37	37
Net assets at end of period (000 omitted)	$17,281	$13,432	$13,382	$6,332	$4,609	$2,317

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
25

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,
26

Notes to Financial Statements (unaudited) - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$37,349,525	$—	$—	$37,349,525
United Kingdom	13,026,954	—	—	13,026,954
Japan	3,735,002	1,764,410	—	5,499,412
Germany	4,670,215	—	—	4,670,215
Netherlands	4,020,022	—	—	4,020,022
Canada	3,544,984	—	—	3,544,984
France	2,228,406	—	—	2,228,406
India	1,182,385	1,034,475	—	2,216,860
Spain	1,864,147	—	—	1,864,147
Other Countries	11,049,236	484,295	—	11,533,531
Mutual Funds	3,000,600	—	—	3,000,600
Total	$85,671,476	$3,283,180	$—	$88,954,656
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required
27

Notes to Financial Statements (unaudited) - continued
collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
28

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Long-term capital gains	$1,495,013
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$70,458,986
Gross appreciation	19,132,881
Gross depreciation	(637,211)
Net unrealized appreciation (depreciation)	$18,495,670
As of 8/31/20
Undistributed long-term capital gain	1,498,102
Late year ordinary loss deferral	(140,496)
Other temporary differences	1,935
Net unrealized appreciation (depreciation)	14,509,596
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to
29

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$767,556	$373,287
Class B	114,415	81,085
Class C	155,692	107,440
Class I	926,902	465,351
Class R1	5,483	3,350
Class R2	8,332	7,003
Class R3	8,753	4,715
Class R4	3,603	2,255
Class R6	563,304	450,527
Total	$2,554,040	$1,495,013
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $3,867, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.96% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.01%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2021. For the six months ended February 28, 2021, this reduction amounted to $142,828, which is included in the reduction of total expenses in the Statement of Operations.
30

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,071 for the six months ended February 28, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 25,263
Class B	0.75%	0.25%	1.00%	1.00%	13,662
Class C	0.75%	0.25%	1.00%	1.00%	18,183
Class R1	0.75%	0.25%	1.00%	1.00%	649
Class R2	0.25%	0.25%	0.50%	0.50%	508
Class R3	—	0.25%	0.25%	0.25%	280
Total Distribution and Service Fees					$58,545
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2021, this rebate amounted to $16 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$341
Class B	1,936
Class C	32
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as
31

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $5,028, which equated to 0.0144% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $29,493.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0284% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2021, MFS held approximately 68% of the outstanding shares of Class R1 and 100% of the outstanding shares of Class R4.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $16,317.
(4) Portfolio Securities
For the six months ended February 28, 2021, purchases and sales of investments, other than short-term obligations, aggregated $36,883,018 and $11,475,590, respectively.
32

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	265,532	$6,161,351	338,113	$6,494,965
Class B	1,072	22,450	1,276	24,857
Class C	35,737	773,623	34,254	609,703
Class I	919,827	22,115,631	449,581	8,714,037
Class R1	76	1,584	80	1,390
Class R2	3,486	80,190	1,098	19,039
Class R3	223	5,139	3,130	54,410
Class R6	211,421	5,026,514	866,050	17,065,262
	1,437,374	$34,186,482	1,693,582	$32,983,663
Shares issued to shareholders in reinvestment of distributions
Class A	33,474	$767,556	18,847	$372,607
Class B	5,394	114,415	4,390	81,085
Class C	7,344	155,692	5,817	107,440
Class I	39,662	926,902	23,175	465,351
Class R1	260	5,483	181	3,350
Class R2	372	8,332	362	7,003
Class R3	382	8,753	239	4,715
Class R4	154	3,603	113	2,255
Class R6	19,296	452,291	8,711	175,256
	106,338	$2,443,027	61,835	$1,219,062
Shares reacquired
Class A	(66,864)	$(1,548,147)	(168,839)	$(3,111,028)
Class B	(12,527)	(261,174)	(14,874)	(270,825)
Class C	(39,316)	(848,048)	(56,516)	(973,290)
Class I	(101,504)	(2,400,423)	(361,621)	(6,686,741)
Class R1	(1)	(8)	(1)	(10)
Class R2	(1,620)	(37,897)	(4,936)	(102,205)
Class R3	(7)	(172)	(1,972)	(36,791)
Class R6	(115,075)	(2,708,480)	(967,876)	(18,968,549)
	(336,914)	$(7,804,349)	(1,576,635)	$(30,149,439)
33

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	232,142	$5,380,760	188,121	$3,756,544
Class B	(6,061)	(124,309)	(9,208)	(164,883)
Class C	3,765	81,267	(16,445)	(256,147)
Class I	857,985	20,642,110	111,135	2,492,647
Class R1	335	7,059	260	4,730
Class R2	2,238	50,625	(3,476)	(76,163)
Class R3	598	13,720	1,397	22,334
Class R4	154	3,603	113	2,255
Class R6	115,642	2,770,325	(93,115)	(1,728,031)
	1,206,798	$28,825,160	178,782	$4,053,286
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $125 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,190,378	$26,017,849	$25,207,626	$(67)	$66	$3,000,600
34

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,505	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2021
MFS®  Mid Cap Growth Fund
OTC-SEM

MFS® Mid Cap Growth Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Cadence Design Systems, Inc.	3.0%
Monolithic Power Systems, Inc.	2.5%
Bright Horizons Family Solutions, Inc.	2.4%
PerkinElmer, Inc.	2.2%
Take-Two Interactive Software, Inc.	2.2%
Match Group, Inc.	2.1%
MSCI, Inc.	2.1%
Charles River Laboratories International, Inc.	1.9%
AMETEK, Inc.	1.8%
Copart, Inc.	1.7%
GICS equity sectors (g)
Information Technology	29.7%
Health Care	20.0%
Industrials	16.2%
Consumer Discretionary	14.1%
Communication Services	7.6%
Financials	5.7%
Materials	3.5%
Real Estate	1.8%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	1.01%	$1,000.00	$1,131.50	$5.34
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
B	Actual	1.76%	$1,000.00	$1,127.62	$9.28
	Hypothetical (h)	1.76%	$1,000.00	$1,016.07	$8.80
C	Actual	1.76%	$1,000.00	$1,127.65	$9.28
	Hypothetical (h)	1.76%	$1,000.00	$1,016.07	$8.80
I	Actual	0.76%	$1,000.00	$1,132.76	$4.02
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
R1	Actual	1.76%	$1,000.00	$1,127.25	$9.28
	Hypothetical (h)	1.76%	$1,000.00	$1,016.07	$8.80
R2	Actual	1.26%	$1,000.00	$1,130.15	$6.65
	Hypothetical (h)	1.26%	$1,000.00	$1,018.55	$6.31
R3	Actual	1.01%	$1,000.00	$1,131.54	$5.34
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R4	Actual	0.76%	$1,000.00	$1,132.90	$4.02
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
R6	Actual	0.65%	$1,000.00	$1,133.59	$3.44
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
529A	Actual	1.03%	$1,000.00	$1,131.13	$5.44
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
529B	Actual	1.30%	$1,000.00	$1,129.59	$6.86
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
529C	Actual	1.79%	$1,000.00	$1,127.52	$9.44
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from November 1, 2020 through February 28, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.81%, $9.56, and $9.05 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation
4

Expense Table - continued
arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.03% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.
5

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Automotive – 1.7%
Copart, Inc. (a)	2,160,339	$ 235,822,605
Biotechnology – 2.2%
Adaptive Biotechnologies Corp. (a)	1,422,100	$ 80,448,197
Alnylam Pharmaceuticals, Inc. (a)	591,155	87,550,055
Exelixis, Inc. (a)	2,187,821	47,388,203
Seagen, Inc. (a)	551,962	83,406,978
		$298,793,433
Brokerage & Asset Managers – 1.6%
NASDAQ, Inc.	1,012,347	$ 139,997,467
Tradeweb Markets, Inc.	1,048,548	76,323,809
		$216,321,276
Business Services – 10.1%
Clarivate PLC (a)	8,424,430	$ 191,655,783
CoStar Group, Inc. (a)	219,268	180,624,208
Equifax, Inc.	700,971	113,473,185
Foley Trasimene Acquisition Corp. (a)	2,101,688	35,465,354
Global Payments, Inc.	532,586	105,446,702
IHS Markit Ltd.	480,856	43,353,977
MSCI, Inc.	690,542	286,243,470
Tyler Technologies, Inc. (a)	427,150	197,949,853
Verisk Analytics, Inc., “A”	1,372,312	224,853,321
		$1,379,065,853
Cable TV – 0.3%
Cable One, Inc.	23,397	$ 44,801,745
Computer Software – 15.2%
Autodesk, Inc. (a)	654,408	$ 180,616,608
Black Knight, Inc. (a)	2,124,473	162,925,834
Bumble, Inc., “A” (a)	985,768	66,352,044
Cadence Design Systems, Inc. (a)	2,959,420	417,544,568
Coupa Software, Inc. (a)	530,682	183,753,949
DocuSign, Inc. (a)	408,149	92,511,052
Dragoneer Growth Opportunities Corp. (a)(zz)	1,830,990	20,049,341
Dragoneer Growth Opportunities Corp. (a)	776,934	8,204,423
Dragoneer Growth Opportunities Corp. (PIPE) (a)(u)(w)(z)	452,972	4,346,097
Dun & Bradstreet Holdings, Inc. (a)	3,570,675	78,054,956
Eventbrite, Inc. (a)	2,015,505	40,048,084
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Everbridge, Inc. (a)	751,636	$ 115,173,184
Okta, Inc. (a)	653,727	170,916,924
Paylocity Holding Corp. (a)	698,727	133,589,615
Qualtrics International, “A” (a)	709,402	26,957,276
RingCentral, Inc. (a)	480,148	181,572,768
Synopsys, Inc. (a)	636,192	156,000,640
Topicus.Com, Inc. (a)	197,536	10,253,991
Unity Software, Inc. (a)(l)	357,325	38,458,890
		$2,087,330,244
Computer Software - Systems – 7.9%
Constellation Software, Inc.	105,106	$ 136,087,740
Guidewire Software, Inc. (a)	123,745	13,734,458
NICE Systems Ltd., ADR (a)	811,551	186,283,417
Reinvent Technology Partners (a)	2,412,003	30,150,037
ServiceNow, Inc. (a)	358,669	191,335,565
Square, Inc., “A” (a)	664,686	152,897,721
SS&C Technologies Holdings, Inc.	1,104,578	73,211,430
TransUnion	1,997,573	168,215,622
Wix.com Ltd. (a)	363,125	126,574,481
		$1,078,490,471
Construction – 4.0%
AZEK Co. LLC (a)	1,076,023	$ 47,463,375
Builders FirstSource, Inc. (a)	963,005	41,664,411
Lennox International, Inc.	351,511	98,342,233
Pool Corp.	493,803	165,310,430
Vulcan Materials Co.	1,167,307	194,928,596
		$547,709,045
Consumer Products – 1.5%
Scotts Miracle-Gro Co.	959,801	$ 204,581,583
Consumer Services – 3.2%
Bright Horizons Family Solutions, Inc. (a)	2,040,450	$ 325,778,247
Peloton Interactive, Inc., “A” (a)	967,289	116,529,306
		$442,307,553
Containers – 0.6%
Ball Corp.	885,217	$ 75,588,680
Electrical Equipment – 2.5%
AMETEK, Inc.	2,128,362	$ 251,082,865
Littlefuse, Inc.	372,173	96,846,858
		$347,929,723
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 5.9%
ASM International N.V.	297,043	$ 80,137,622
Entegris, Inc.	2,018,738	212,391,425
MKS Instruments, Inc.	704,250	116,130,825
Monolithic Power Systems, Inc.	927,095	347,215,619
Silicon Laboratories, Inc. (a)	354,114	55,149,714
		$811,025,205
Gaming & Lodging – 2.0%
Caesars Entertainment, Inc. (a)	910,672	$ 85,093,192
DraftKings, Inc. (a)	496,504	30,549,891
Penn National Gaming, Inc. (a)	959,001	111,033,136
Vail Resorts, Inc.	157,750	48,773,145
		$275,449,364
General Merchandise – 0.6%
Five Below, Inc. (a)	410,908	$ 76,478,197
Insurance – 1.5%
Arthur J. Gallagher & Co.	1,757,143	$ 210,505,731
Internet – 3.7%
Affirm Holdings, Inc. (a)	173,884	$ 16,181,645
IAC/InterActiveCorp (a)	839,284	205,481,902
Match Group, Inc. (a)	1,890,958	289,032,930
		$510,696,477
Leisure & Toys – 2.7%
Electronic Arts, Inc.	515,896	$ 69,114,587
Take-Two Interactive Software, Inc. (a)	1,598,314	294,825,001
		$363,939,588
Machinery & Tools – 1.5%
IDEX Corp.	878,154	$ 171,389,316
Roper Technologies, Inc.	94,784	35,792,334
		$207,181,650
Medical & Health Technology & Services – 6.2%
Charles River Laboratories International, Inc. (a)	928,629	$ 265,717,902
Guardant Health, Inc. (a)	717,275	105,568,534
HealthEquity, Inc. (a)	428,853	35,316,045
ICON PLC (a)	893,387	161,417,163
IDEXX Laboratories, Inc. (a)	203,200	105,698,544
PRA Health Sciences, Inc. (a)	213,121	31,416,167
Quest Diagnostics, Inc.	347,741	40,195,382
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Teladoc Health, Inc. (a)	464,568	$ 102,711,339
		$848,041,076
Medical Equipment – 11.0%
Agilent Technologies, Inc.	1,127,830	$ 137,674,208
Align Technology, Inc. (a)	242,718	137,647,805
Bio-Techne Corp.	587,946	212,654,189
Maravai Lifesciences Holdings, Inc., “A” (a)	2,327,313	75,684,219
Masimo Corp. (a)	763,436	191,416,308
Mettler-Toledo International, Inc. (a)	47,724	53,262,370
PerkinElmer, Inc.	2,434,487	306,964,466
STERIS PLC	1,348,812	235,772,338
West Pharmaceutical Services, Inc.	539,799	151,494,589
		$1,502,570,492
Metals & Mining – 0.7%
Howmet Aerospace, Inc. (a)	3,197,119	$ 89,871,015
Network & Telecom – 1.0%
CoreSite Realty Corp., REIT	1,140,243	$ 138,778,976
Other Banks & Diversified Financials – 0.5%
Altimeter Growth Corp. (a)	2,185,156	$ 29,477,754
Altimeter Growth Corp. 2 (a)	2,017,875	23,528,423
Cohn Robbins Holdings Corp. (a)	1,730,958	19,179,015
		$72,185,192
Pharmaceuticals – 0.6%
Ascendis Pharma (a)	568,513	$ 88,102,460
Printing & Publishing – 1.4%
Warner Music Group Corp.	1,061,010	$ 37,634,025
Wolters Kluwer N.V.	1,967,081	155,883,703
		$193,517,728
Railroad & Shipping – 0.7%
Kansas City Southern Co.	466,554	$ 99,068,076
Restaurants – 2.0%
Chipotle Mexican Grill, Inc., “A” (a)	124,142	$ 179,012,764
Domino's Pizza, Inc.	279,501	96,849,891
		$275,862,655
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.1%
Burlington Stores, Inc. (a)	664,633	$ 172,020,313
Chewy, Inc., “A” (a)	1,174,376	119,269,626
Lululemon Athletica, Inc. (a)	479,354	149,405,055
O'Reilly Automotive, Inc. (a)	146,747	65,644,335
Petco Health & Wellness Co., Inc. (a)	614,720	12,251,370
Tractor Supply Co.	372,285	59,178,424
Ulta Beauty, Inc. (a)	388,891	125,351,236
		$703,120,359
Telecommunications - Wireless – 0.7%
SBA Communications Corp., REIT	399,179	$ 101,842,538
Total Common Stocks (Identified Cost, $8,598,300,798)		$13,526,978,990
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.07% (v) (Identified Cost, $157,009,868)	157,009,868	$ 157,009,868
Other Assets, Less Liabilities – 0.2%		33,782,532
Net Assets – 100.0%		$13,717,771,390

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $157,009,868 and $13,526,978,990, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Dragoneer Growth Opportunities Corp. (PIPE)	2/02/21	$4,529,720	$4,346,097
% of Net assets			0.0%
10

Portfolio of Investments (unaudited) – continued
(zz)	Securities subject to a restriction on resale, based on an agreement between the fund and the issuer, in conjunction with a business combination.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See Notes to Financial Statements
11

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $18,478,672 of securities on loan (identified cost, $8,598,300,798)	$13,526,978,990
Investments in affiliated issuers, at value (identified cost, $157,009,868)	157,009,868
Cash	2,953
Receivables for
Fund shares sold	62,522,634
Interest and dividends	3,290,530
Other assets	34,191
Total assets	$13,749,839,166
Liabilities
Payables for
Fund shares reacquired	$23,641,004
When-issued investments purchased	4,529,720
Payable to affiliates
Investment adviser	947,173
Administrative services fee	5,872
Shareholder servicing costs	2,393,632
Distribution and service fees	86,946
Program manager fees	110
Payable for independent Trustees' compensation	7,376
Accrued expenses and other liabilities	455,943
Total liabilities	$32,067,776
Net assets	$13,717,771,390
Net assets consist of
Paid-in capital	$8,505,753,317
Total distributable earnings (loss)	5,212,018,073
Net assets	$13,717,771,390
Shares of beneficial interest outstanding	470,609,316
12

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,848,499,296	66,862,407	$27.65
Class B	17,959,239	808,710	22.21
Class C	121,558,348	5,654,741	21.50
Class I	4,064,595,724	137,552,881	29.55
Class R1	4,120,241	186,488	22.09
Class R2	26,679,481	1,033,196	25.82
Class R3	681,767,925	24,822,001	27.47
Class R4	320,952,155	11,128,013	28.84
Class R6	6,611,673,841	221,790,896	29.81
Class 529A	17,591,196	657,086	26.77
Class 529B	425,058	19,632	21.65
Class 529C	1,948,886	93,265	20.90

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $29.34 [100 / 94.25 x $27.65] and $28.40 [100 / 94.25 x $26.77], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
13

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$23,476,905
Other	261,746
Dividends from affiliated issuers	106,782
Income on securities loaned	35,561
Foreign taxes withheld	(177,500)
Total investment income	$23,703,494
Expenses
Management fee	$41,644,162
Distribution and service fees	3,525,919
Shareholder servicing costs	4,033,624
Program manager fees	4,542
Administrative services fee	267,417
Independent Trustees' compensation	47,137
Custodian fee	179,356
Shareholder communications	295,026
Audit and tax fees	30,313
Legal fees	38,545
Miscellaneous	433,768
Total expenses	$50,499,809
Fees paid indirectly	(136)
Reduction of expenses by investment adviser and distributor	(723,538)
Net expenses	$49,776,135
Net investment income (loss)	$(26,072,641)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$400,575,572
Affiliated issuers	2,711
Foreign currency	(1,381)
Net realized gain (loss)	$400,576,902
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,247,663,997
Affiliated issuers	(2,712)
Translation of assets and liabilities in foreign currencies	(2,447)
Net unrealized gain (loss)	$1,247,658,838
Net realized and unrealized gain (loss)	$1,648,235,740
Change in net assets from operations	$1,622,163,099
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$(26,072,641)	$(9,640,845)
Net realized gain (loss)	400,576,902	43,890,779
Net unrealized gain (loss)	1,247,658,838	1,994,075,707
Change in net assets from operations	$1,622,163,099	$2,028,325,641
Total distributions to shareholders	$(110,534,297)	$(64,368,451)
Change in net assets from fund share transactions	$684,011,283	$3,571,746,148
Total change in net assets	$2,195,640,085	$5,535,703,338
Net assets
At beginning of period	11,522,131,305	5,986,427,967
At end of period	$13,717,771,390	$11,522,131,305
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$24.65	$20.19	$19.16	$16.34	$14.82	$14.40
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.07)	$(0.07)	$(0.09)	$(0.06)(c)	$(0.06)
Net realized and unrealized gain (loss)	3.32	4.71	1.83	4.32	2.36	0.88
Total from investment operations	$3.23	$4.64	$1.76	$4.23	$2.30	$0.82
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$27.65	$24.65	$20.19	$19.16	$16.34	$14.82
Total return (%) (r)(s)(t)(x)	13.15(n)	23.16	10.13	27.69	16.44(c)	5.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.05	1.10	1.17	1.22(c)	1.26
Expenses after expense reductions (f)	1.01(a)	1.04	1.09	1.16	1.20(c)	1.22
Net investment income (loss)	(0.64)(a)	(0.35)	(0.36)	(0.55)	(0.42)(c)	(0.45)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$1,848,499	$1,483,320	$1,065,566	$824,847	$572,338	$454,881
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$19.91	$16.47	$15.90	$13.88	$12.80	$12.58
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.19)	$(0.17)	$(0.19)	$(0.15)(c)	$(0.15)
Net realized and unrealized gain (loss)	2.68	3.81	1.47	3.62	2.01	0.77
Total from investment operations	$2.53	$3.62	$1.30	$3.43	$1.86	$0.62
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$22.21	$19.91	$16.47	$15.90	$13.88	$12.80
Total return (%) (r)(s)(t)(x)	12.76(n)	22.20	9.28	26.77	15.56(c)	5.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.80	1.85	1.92	1.97(c)	2.00
Expenses after expense reductions (f)	1.76(a)	1.79	1.84	1.91	1.95(c)	1.97
Net investment income (loss)	(1.39)(a)	(1.10)	(1.12)	(1.30)	(1.16)(c)	(1.24)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$17,959	$17,725	$18,581	$19,329	$16,326	$17,978

Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$19.28	$15.95	$15.42	$13.50	$12.48	$12.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.18)	$(0.16)	$(0.18)	$(0.15)(c)	$(0.14)
Net realized and unrealized gain (loss)	2.59	3.69	1.42	3.51	1.95	0.75
Total from investment operations	$2.45	$3.51	$1.26	$3.33	$1.80	$0.61
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$21.50	$19.28	$15.95	$15.42	$13.50	$12.48
Total return (%) (r)(s)(t)(x)	12.76(n)	22.23	9.31	26.77	15.48(c)	5.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.80	1.85	1.92	1.97(c)	2.00
Expenses after expense reductions (f)	1.76(a)	1.79	1.84	1.91	1.95(c)	1.97
Net investment income (loss)	(1.39)(a)	(1.10)	(1.11)	(1.30)	(1.17)(c)	(1.22)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$121,558	$109,521	$78,858	$54,080	$58,623	$53,862
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$26.30	$21.48	$20.28	$17.17	$15.50	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.02)	$(0.02)	$(0.06)	$(0.03)(c)	$(0.00)(w)
Net realized and unrealized gain (loss)	3.54	5.02	1.95	4.58	2.48	0.90
Total from investment operations	$3.48	$5.00	$1.93	$4.52	$2.45	$0.90
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$29.55	$26.30	$21.48	$20.28	$17.17	$15.50
Total return (%) (r)(s)(t)(x)	13.28(n)	23.45	10.42	28.05	16.70(c)	6.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.80	0.84	0.92	0.97(c)	1.02
Expenses after expense reductions (f)	0.76(a)	0.79	0.83	0.91	0.96(c)	0.99
Net investment income (loss)	(0.40)(a)	(0.10)	(0.09)	(0.30)	(0.18)(c)	(0.01)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$4,064,596	$3,837,781	$1,330,368	$332,008	$100,858	$110,803

Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$19.81	$16.39	$15.82	$13.82	$12.75	$12.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.18)	$(0.17)	$(0.19)	$(0.15)(c)	$(0.15)
Net realized and unrealized gain (loss)	2.66	3.78	1.47	3.60	2.00	0.77
Total from investment operations	$2.51	$3.60	$1.30	$3.41	$1.85	$0.62
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$22.09	$19.81	$16.39	$15.82	$13.82	$12.75
Total return (%) (r)(s)(t)(x)	12.73(n)	22.18	9.33	26.73	15.54(c)	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.80	1.85	1.92	1.97(c)	2.00
Expenses after expense reductions (f)	1.76(a)	1.79	1.84	1.91	1.96(c)	1.97
Net investment income (loss)	(1.39)(a)	(1.09)	(1.12)	(1.30)	(1.17)(c)	(1.25)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$4,120	$4,187	$3,472	$2,827	$2,348	$2,057
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$23.06	$18.95	$18.08	$15.53	$14.16	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.12)	$(0.11)	$(0.13)	$(0.10)(c)	$(0.10)
Net realized and unrealized gain (loss)	3.10	4.41	1.71	4.09	2.25	0.86
Total from investment operations	$2.99	$4.29	$1.60	$3.96	$2.15	$0.76
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$25.82	$23.06	$18.95	$18.08	$15.53	$14.16
Total return (%) (r)(s)(t)(x)	13.01(n)	22.83	9.84	27.37	16.14(c)	5.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27(a)	1.30	1.35	1.42	1.47(c)	1.50
Expenses after expense reductions (f)	1.26(a)	1.29	1.34	1.41	1.46(c)	1.47
Net investment income (loss)	(0.90)(a)	(0.60)	(0.61)	(0.80)	(0.67)(c)	(0.73)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$26,679	$15,176	$11,060	$9,069	$6,681	$5,651

Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$24.49	$20.06	$19.04	$16.24	$14.74	$14.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.07)	$(0.06)	$(0.09)	$(0.07)(c)	$(0.06)
Net realized and unrealized gain (loss)	3.30	4.68	1.81	4.30	2.35	0.88
Total from investment operations	$3.21	$4.61	$1.75	$4.21	$2.28	$0.82
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$27.47	$24.49	$20.06	$19.04	$16.24	$14.74
Total return (%) (r)(s)(t)(x)	13.15(n)	23.16	10.14	27.73	16.39(c)	5.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.05	1.09	1.17	1.22(c)	1.26
Expenses after expense reductions (f)	1.01(a)	1.04	1.09	1.16	1.21(c)	1.23
Net investment income (loss)	(0.65)(a)	(0.35)	(0.34)	(0.55)	(0.44)(c)	(0.42)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$681,768	$451,972	$239,505	$95,010	$32,496	$14,836
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$25.67	$20.97	$19.82	$16.82	$15.20	$14.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.02)	$(0.02)	$(0.05)	$(0.03)(c)	$(0.02)
Net realized and unrealized gain (loss)	3.45	4.90	1.90	4.46	2.43	0.90
Total from investment operations	$3.40	$4.88	$1.88	$4.41	$2.40	$0.88
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$28.84	$25.67	$20.97	$19.82	$16.82	$15.20
Total return (%) (r)(s)(t)(x)	13.29(n)	23.45	10.40	27.98	16.70(c)	6.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.80	0.84	0.92	0.97(c)	1.01
Expenses after expense reductions (f)	0.76(a)	0.79	0.83	0.91	0.96(c)	0.98
Net investment income (loss)	(0.39)(a)	(0.10)	(0.08)	(0.30)	(0.18)(c)	(0.17)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$320,952	$242,937	$173,441	$54,141	$22,346	$13,883

Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$26.51	$21.63	$20.40	$17.25	$15.55	$15.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.00)(w)	$(0.00)(w)	$(0.04)	$(0.01)(c)	$(0.02)
Net realized and unrealized gain (loss)	3.57	5.06	1.96	4.60	2.49	0.94
Total from investment operations	$3.53	$5.06	$1.96	$4.56	$2.48	$0.92
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$29.81	$26.51	$21.63	$20.40	$17.25	$15.55
Total return (%) (r)(s)(t)(x)	13.36(n)	23.57	10.51	28.17	16.84(c)	6.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.70	0.75	0.81	0.86(c)	0.90
Expenses after expense reductions (f)	0.65(a)	0.69	0.74	0.81	0.84(c)	0.87
Net investment income (loss)	(0.29)(a)	(0.01)	(0.01)	(0.19)	(0.05)(c)	(0.14)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$6,611,674	$5,343,295	$3,053,325	$2,013,624	$1,520,339	$1,330,139
See Notes to Financial Statements
20

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$23.88	$19.57	$18.60	$15.90	$14.45	$14.04
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.08)	$(0.07)	$(0.09)	$(0.06)(c)	$(0.07)
Net realized and unrealized gain (loss)	3.21	4.57	1.77	4.20	2.29	0.88
Total from investment operations	$3.12	$4.49	$1.70	$4.11	$2.23	$0.81
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$26.77	$23.88	$19.57	$18.60	$15.90	$14.45
Total return (%) (r)(s)(t)(x)	13.11(n)	23.13	10.11	27.70	16.38(c)	5.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.10	1.15	1.23	1.32(c)	1.35
Expenses after expense reductions (f)	1.03(a)	1.06	1.10	1.18	1.21(c)	1.23
Net investment income (loss)	(0.67)(a)	(0.38)	(0.38)	(0.56)	(0.43)(c)	(0.48)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$17,591	$13,593	$9,590	$7,582	$4,916	$3,890

Class 529B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$19.38	$16.04	$15.51	$13.58	$12.55	$12.34
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.19)	$(0.17)	$(0.19)	$(0.15)(c)	$(0.15)
Net realized and unrealized gain (loss)	2.60	3.71	1.43	3.53	1.96	0.76
Total from investment operations	$2.50	$3.52	$1.26	$3.34	$1.81	$0.61
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$21.65	$19.38	$16.04	$15.51	$13.58	$12.55
Total return (%) (r)(s)(t)(x)	12.96(n)	22.17	9.26	26.69	15.47(c)	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31(a)	1.85	1.90	1.98	2.07(c)	2.11
Expenses after expense reductions (f)	1.30(a)	1.84	1.89	1.96	2.00(c)	2.02
Net investment income (loss)	(0.93)(a)	(1.15)	(1.17)	(1.35)	(1.23)(c)	(1.26)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$425	$407	$361	$304	$210	$209
See Notes to Financial Statements
21

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$18.75	$15.52	$15.04	$13.20	$12.22	$12.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.18)	$(0.16)	$(0.18)	$(0.15)(c)	$(0.15)
Net realized and unrealized gain (loss)	2.52	3.59	1.37	3.43	1.91	0.74
Total from investment operations	$2.38	$3.41	$1.21	$3.25	$1.76	$0.59
Less distributions declared to shareholders
From net realized gain	$(0.23)	$(0.18)	$(0.73)	$(1.41)	$(0.78)	$(0.40)
Net asset value, end of period (x)	$20.90	$18.75	$15.52	$15.04	$13.20	$12.22
Total return (%) (r)(s)(t)(x)	12.75(n)	22.20	9.21	26.78	15.48(c)	5.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)	1.85	1.90	1.99	2.07(c)	2.10
Expenses after expense reductions (f)	1.79(a)	1.83	1.88	1.95	1.99(c)	2.01
Net investment income (loss)	(1.42)(a)	(1.14)	(1.16)	(1.34)	(1.21)(c)	(1.27)
Portfolio turnover	14(n)	34	21	33	30	43
Net assets at end of period (000 omitted)	$1,949	$2,217	$2,299	$2,236	$1,955	$1,641

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid
23

Notes to Financial Statements (unaudited) - continued
quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
24

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,386,236,533	$—	$4,346,097	$12,390,582,630
Israel	312,857,898	—	—	312,857,898
Netherlands	236,021,325	—	—	236,021,325
United Kingdom	191,655,783	—	—	191,655,783
Ireland	161,417,163	—	—	161,417,163
Canada	146,341,731	—	—	146,341,731
Denmark	88,102,460	—	—	88,102,460
Mutual Funds	157,009,868	—	—	157,009,868
Total	$13,679,642,761	$—	$4,346,097	$13,683,988,858
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/20	$—
Change in unrealized appreciation or depreciation	(183,623)
Purchases	4,529,720
Balance as of 2/28/21	$4,346,097
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 28, 2021 is $(183,623). At February 28, 2021, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be
25

Notes to Financial Statements (unaudited) - continued
terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $18,478,672. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $18,404,396 held by the lending agent. The value of the fund's securities on loan net of the related collateral is $74,276 at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
26

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 28, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
27

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Long-term capital gains	$64,368,451
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$8,779,359,473
Gross appreciation	4,939,034,093
Gross depreciation	(34,404,708)
Net unrealized appreciation (depreciation)	$4,904,629,385
As of 8/31/20
Undistributed long-term capital gain	57,529,602
Late year ordinary loss deferral	(14,129,844)
Other temporary differences	21,413
Net unrealized appreciation (depreciation)	3,656,968,100
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. In addition, Class C and Class 529C shares will convert to Class A and Class
28

Notes to Financial Statements (unaudited) - continued
529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$14,608,056	$9,859,800
Class B	199,879	192,285
Class C	1,338,598	934,695
Class I	37,451,689	18,997,911
Class R1	44,908	44,903
Class R2	158,195	100,054
Class R3	4,810,101	2,828,218
Class R4	2,303,508	1,671,984
Class R6	49,446,575	29,619,366
Class 529A	140,412	90,325
Class 529B	4,840	3,816
Class 529C	27,536	25,094
Total	$110,534,297	$64,368,451
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.62%
In excess of $10 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $720,122, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.63% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%	1.35%	2.10%	2.10%
29

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2021. For the six months ended February 28, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $320,620 and $5,173 for the six months ended February 28, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,069,397
Class B	0.75%	0.25%	1.00%	1.00%	90,959
Class C	0.75%	0.25%	1.00%	1.00%	584,079
Class R1	0.75%	0.25%	1.00%	1.00%	21,297
Class R2	0.25%	0.25%	0.50%	0.50%	48,276
Class R3	—	0.25%	0.25%	0.25%	680,479
Class 529A	—	0.25%	0.25%	0.22%	19,448
Class 529B	0.75%	0.25%	1.00%	0.49%	1,038
Class 529C	0.75%	0.25%	1.00%	0.99%	10,946
Total Distribution and Service Fees					$3,525,919
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2021, this rebate amounted to $1,124, $10, $12, $2,124, and $146 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the period from November 1, 2020 through February 28, 2021, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
30

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$7,406
Class B	3,989
Class C	8,717
Class 529B	—
Class 529C	27
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2021, were as follows:
Fee
Class 529A	$3,890
Class 529B	106
Class 529C	546
Total Program Manager Fees	$4,542
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $250,730, which equated to 0.0039% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,782,894.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0041% of the fund's average daily net assets.
31

Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $3,657,860. The sales transactions resulted in net realized gains (losses) of $2,414,296.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2021, this reimbursement amounted to $261,289, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2021, purchases and sales of investments, other than short-term obligations, aggregated $2,474,587,932 and $1,796,512,080, respectively.
32

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,129,128	$325,559,888	19,150,294	$397,151,871
Class B	27,971	593,122	40,035	659,617
Class C	765,469	15,997,642	2,088,030	34,325,371
Class I	34,149,702	957,102,198	118,050,630	2,647,030,965
Class R1	27,050	587,237	95,610	1,623,960
Class R2	486,953	12,587,656	320,112	6,206,067
Class R3	9,295,381	251,313,611	10,948,478	226,467,798
Class R4	2,820,441	81,086,984	3,758,366	81,341,594
Class R6	43,763,588	1,268,041,239	97,278,087	2,184,427,324
Class 529A	114,137	3,020,926	128,965	2,618,266
Class 529B	318	6,083	1,265	18,728
Class 529C	17,704	351,326	14,594	240,063
	103,597,842	$2,916,247,912	251,874,466	$5,582,111,624
Shares issued to shareholders in reinvestment of distributions
Class A	503,774	$13,541,443	440,258	$9,095,745
Class B	9,179	198,546	11,391	191,132
Class C	62,251	1,302,918	55,628	903,950
Class I	1,266,483	36,360,734	835,859	18,388,907
Class R1	2,087	44,908	2,689	44,903
Class R2	6,253	157,065	4,761	92,224
Class R3	180,154	4,810,101	137,760	2,828,218
Class R4	80,098	2,245,140	75,746	1,627,032
Class R6	1,626,951	47,116,499	1,273,386	28,230,957
Class 529A	5,058	131,661	4,510	90,253
Class 529B	230	4,840	234	3,816
Class 529C	1,278	26,019	1,587	25,075
	3,743,796	$105,939,874	2,843,809	$61,522,212
33

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,955,474)	$(158,689,323)	(12,182,500)	$(250,900,560)
Class B	(118,586)	(2,561,231)	(289,584)	(4,807,304)
Class C	(852,869)	(17,911,756)	(1,406,988)	(22,690,262)
Class I	(43,810,289)	(1,311,188,900)	(34,879,710)	(775,106,805)
Class R1	(53,985)	(1,168,728)	(98,817)	(1,558,161)
Class R2	(118,061)	(2,974,802)	(250,454)	(4,821,076)
Class R3	(3,111,707)	(82,684,515)	(4,567,435)	(93,853,569)
Class R4	(1,236,015)	(34,553,478)	(2,641,306)	(56,676,069)
Class R6	(25,142,293)	(724,658,932)	(38,173,178)	(859,598,802)
Class 529A	(31,450)	(832,934)	(54,306)	(1,084,906)
Class 529B	(1,920)	(40,703)	(3,034)	(46,375)
Class 529C	(43,948)	(911,201)	(46,093)	(743,799)
	(80,476,597)	$(2,338,176,503)	(94,593,405)	$(2,071,887,688)
Net change
Class A	6,677,428	$180,412,008	7,408,052	$155,347,056
Class B	(81,436)	(1,769,563)	(238,158)	(3,956,555)
Class C	(25,149)	(611,196)	736,670	12,539,059
Class I	(8,394,104)	(317,725,968)	84,006,779	1,890,313,067
Class R1	(24,848)	(536,583)	(518)	110,702
Class R2	375,145	9,769,919	74,419	1,477,215
Class R3	6,363,828	173,439,197	6,518,803	135,442,447
Class R4	1,664,524	48,778,646	1,192,806	26,292,557
Class R6	20,248,246	590,498,806	60,378,295	1,353,059,479
Class 529A	87,745	2,319,653	79,169	1,623,613
Class 529B	(1,372)	(29,780)	(1,535)	(23,831)
Class 529C	(24,966)	(533,856)	(29,912)	(478,661)
	26,865,041	$684,011,283	160,124,870	$3,571,746,148
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund,
34

Notes to Financial Statements (unaudited) - continued
the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $23,774 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$321,141,622	$1,413,493,271	$1,577,625,024	$2,711	$(2,712)	$157,009,868

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$106,782	$—
(8) Redemptions In-Kind
On October 12, 2020, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $27,279,122. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $15,620,838 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
35

Notes to Financial Statements (unaudited) - continued
(9) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
36

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
37

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2021
MFS®  U.S. Government
Money Market Fund
MCM-SEM

MFS® U.S. Government
Money Market Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (u)
Maturity breakdown (u)
0 - 7 days	30.3%
8 - 29 days	25.1%
30 - 59 days	31.8%
60 - 89 days	12.6%
Other Assets Less Liabilities	0.2%

Composition including fixed income credit quality (a)(u)
A-1+	59.0%
A-1	40.8%
Other Assets Less Liabilities	0.2%
(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
	Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
Actual	0.08%	$1,000.00	$1,000.00	$0.40
Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
As more fully disclosed in Note 3 in the Notes to Financial Statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.
4

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 80.2%
Federal Farm Credit Bank, 0.112%, due 3/16/2021	$ 10,546,000	$ 10,545,517
Federal Farm Credit Bank, 0.02%, due 3/23/2021	11,968,000	11,967,854
Federal Farm Credit Bank, 0.03%, due 4/01/2021	9,032,000	9,031,767
Federal Farm Credit Bank, 0.03%, due 4/12/2021	19,946,000	19,945,302
Federal Home Loan Bank, 0.015%, due 3/05/2021	11,914,000	11,913,980
Federal Home Loan Bank, 0.03%, due 4/09/2021	19,044,000	19,043,381
Federal Home Loan Bank, 0.035%, due 4/14/2021	5,046,000	5,045,784
Federal Home Loan Bank, 0.025%, due 4/21/2021	18,000,000	17,999,363
U.S. Treasury Bill, 0.071%, due 3/02/2021	13,888,000	13,887,973
U.S. Treasury Bill, 0.076%, due 3/04/2021	27,647,000	27,646,827
U.S. Treasury Bill, 0.074%, due 3/09/2021	15,936,000	15,935,743
U.S. Treasury Bill, 0.076%, due 3/11/2021	48,840,000	48,838,982
U.S. Treasury Bill, 0.02%, due 3/16/2021	19,170,000	19,169,840
U.S. Treasury Bill, 0.066%, due 3/18/2021	10,551,000	10,550,676
U.S. Treasury Bill, 0.071%, due 3/23/2021	8,000,000	7,999,658
U.S. Treasury Bill, 0.076%, due 4/06/2021	13,689,000	13,687,973
U.S. Treasury Bill, 0.076%, due 4/08/2021	15,285,000	15,283,790
U.S. Treasury Bill, 0.076%, due 4/13/2021	34,000,000	33,996,954
U.S. Treasury Bill, 0.056%, due 4/20/2021	8,700,000	8,699,335
U.S. Treasury Bill, 0.035%, due 4/22/2021	8,505,000	8,504,570
U.S. Treasury Bill, 0.035%, due 4/27/2021	6,803,000	6,802,623
U.S. Treasury Bill, 0.035%, due 5/04/2021	6,810,000	6,809,576
U.S. Treasury Bill, 0.02%, due 5/06/2021	23,763,000	23,762,129
U.S. Treasury Bill, 0.035%, due 5/06/2021	7,252,000	7,251,535
U.S. Treasury Bill, 0.03%, due 5/11/2021	14,745,000	14,744,128
U.S. Treasury Bill, 0.041%, due 5/18/2021	10,080,000	10,079,126
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$399,144,386
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Repurchase Agreements – 19.6%
Bank of America Corp. Repurchase Agreement, 0.01%,
dated 2/26/2021, due 3/01/2021, total to be received $48,765,041
(secured by U.S. Treasury and Federal Agency obligations valued at
$49,880,015 in a jointly traded account)	$ 48,765,000	$ 48,765,000
JPMorgan Chase & Co. Repurchase Agreement, 0.01%, dated 2/26/2021, due 3/01/2021, total to be received $48,667,041 (secured by U.S. Treasury and Federal Agency obligations valued at $49,640,414 in a jointly traded account)	48,667,000	48,667,000
Total Repurchase Agreements, at Cost and Value		$ 97,432,000
Other Assets, Less Liabilities – 0.2%		1,007,823
Net Assets – 100.0%		$497,584,209

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
6

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at cost and value	$399,144,386
Investments in unaffiliated repurchase agreements, at cost and value	97,432,000
Cash	95
Receivables for
Fund shares sold	2,647,695
Interest	81
Receivable from investment adviser and distributor	39,758
Other assets	4,529
Total assets	$499,268,544
Liabilities
Payables for
Fund shares reacquired	$1,544,518
Payable to affiliates
Administrative services fee	797
Shareholder servicing costs	98,147
Payable for independent Trustees' compensation	2,893
Accrued expenses and other liabilities	37,980
Total liabilities	$1,684,335
Net assets	$497,584,209
Net assets consist of
Paid-in capital	$497,584,646
Total distributable earnings (loss)	(437)
Net assets	$497,584,209
Shares of beneficial interest outstanding	497,584,059
Net asset value per share (net assets of $497,584,209 / 497,584,059 shares of beneficial interest outstanding)	$1.00
A contingent deferred sales charge may be imposed on redemptions.
See Notes to Financial Statements
7

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$199,739
Other	57
Total investment income	$199,796
Expenses
Management fee	$1,053,082
Shareholder servicing costs	249,040
Administrative services fee	38,362
Independent Trustees' compensation	4,764
Custodian fee	11,345
Shareholder communications	7,879
Audit and tax fees	19,512
Legal fees	2,057
Miscellaneous	58,714
Total expenses	$1,444,755
Fees paid indirectly	(11,355)
Reduction of expenses by investment adviser and distributor	(1,233,604)
Net expenses	$199,796
Net investment income (loss)	$0
Change in net assets from operations	$0
See Notes to Financial Statements
8

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$0	$1,868,799
Net realized gain (loss)	—	100
Change in net assets from operations	$0	$1,868,899
Total distributions to shareholders	$—	$(1,868,799)
Change in net assets from fund share transactions	$(21,066,638)	$214,851,860
Total change in net assets	$(21,066,638)	$214,851,960
Net assets
At beginning of period	518,650,847	303,798,887
At end of period	$497,584,209	$518,650,847
See Notes to Financial Statements
9

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)	$0.00
Net realized and unrealized gain (loss)	—	0.01	0.00(w)	—	(0.00)(w)	(0.00)(w)
Total from investment operations	$0.00	$0.01	$0.02	$0.01	$0.00(w)	$(0.00)(w)
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.02)	$(0.01)	$(0.00)(w)	$—
Contribution from adviser	$—	$—	$—	$(0.00)(w)	$—	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.61	1.70	0.83	0.17(c)	0.00(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.60	0.62	0.63	0.56(c)	0.61
Expenses after expense reductions (f)	0.08(a)	0.36	0.61	0.62	0.43(c)	0.23
Net investment income (loss)	0.00(a)	0.45	1.69	0.81	0.17(c)	0.00
Net assets at end of period (000 omitted)	$497,584	$518,651	$303,799	$264,370	$307,591	$320,847

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
See Notes to Financial Statements
10

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
11

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$496,576,386	$—	$496,576,386
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At February 28, 2021, the fund had investments in repurchase agreements with a gross value of $97,432,000 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,
12

Notes to Financial Statements (unaudited) - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Fees Paid Indirectly — The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund's custody fee for the six months ended February 28, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Ordinary income (including any short-term capital gains)	$1,868,799
13

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$496,576,386
As of 8/31/20
Undistributed ordinary income	2,749
Capital loss carryforwards	(437)
Other temporary differences	(2,749)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(437)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
During the six months ended February 28, 2021, MFS voluntarily waived receipt of $974,203 of the fund’s management fee in order to avoid a negative yield. For the six months ended February 28, 2021, this amount is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $29,209, which is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2021, these waivers had the effect of reducing the management fee by 0.38% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.02% of the fund’s average daily net assets.
In order to avoid a negative yield for the six months ended February 28, 2021, MFS voluntarily agreed to reduce certain other expenses in the amount of $818, which is included in the reduction of total expenses in the Statement of Operations
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.45% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2021. For the six months ended February 28, 2021, this reduction amounted to $229,374 which is included in the reduction of total expenses in the Statement of Operations.
14

Notes to Financial Statements (unaudited) - continued
Distributor — Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 28, 2021 were $3,938.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $100,467, which equated to 0.0382% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $148,573.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $271 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2021. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,142 at February 28, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
15

Notes to Financial Statements (unaudited) - continued
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Shares sold	171,753,101	532,195,804
Shares issued to shareholders in reinvestment of distributions	—	1,528,478
Shares reacquired	(192,819,739)	(318,872,422)
Net change	(21,066,638)	214,851,860
Effective at the close of business on May 29, 2020, purchases of the fund are closed to new and existing investors subject to certain exceptions. Please see the fund's prospectus for details.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $1,410 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(6) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
16

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings Information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/openendfunds after choosing “Click here for access to Money Market fund reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
17

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2021

*	Print name and title of each signing officer under his or her signature.